                   As filed with the Securities and Exchange
                          Commission on March 31, 2003
                        Securities Act File No. 33-72834
                    Investment Company Act File No. 811-08212

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |X|


                       Pre-Effective Amendment No. __ | |

                       Post-Effective Amendment No. 17 |X|


                                       and

           REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 19 |X|

                        (Check appropriate box or boxes)


                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                     522 Fifth Avenue, New York, N.Y. 10036
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, Including Area Code:
                                 (800) 766-7722
          Joseph J. Bertini, Esq. c/o J.P. Morgan Fund Distributors, Inc.,
                     522 Fifth Avenue, New York, N.Y. 10036
                     (Name and Address of Agent for Service)

                         Copy to:   John E. Baumgardner, Jr., Esq.
                                    Sullivan & Cromwell
                                    125 Broad Street
                                    New York, NY 10004

It is proposed that this filing will become effective (check appropriate box) |X| immediately upon filing pursuant to paragraph (b)
| | on (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of Rule 485.

             If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This post-effective amendment No. 17 to the registration statement of J.P. Morgan Series Trust II (the "Registrant"), on Form N-1A is being filed to update the Registrant's disclosure in the Prospectuses and Statement of Additional Information relating to JPMorgan Bond Portfolio, JPMorgan International Opportunities Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio and JPMorgan Mid Cap Value Portfolio, each a series of the Registrant, and to include updated financial information for the fiscal year ended 12/31/02 and update other information in the registration statement.

PROSPECTUS MARCH 31, 2003


J.P. MORGAN SERIES TRUST II
MID CAP VALUE PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Mid Cap Value Portfolio                                  1

The Portfolio's Management and Administration            7

How Your Account Works                                   8

   Buying Portfolio Shares                               8

   Selling Portfolio Shares                              8

   Distributions and Taxes                               8

Financial Highlights                                    10

How To Reach Us                                 Back cover



The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which J.P. Morgan Series Trust II assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Robert Fleming Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

     JPMORGAN MID CAP VALUE PORTFOLIO

THE PORTFOLIO'S OBJECTIVE

The Portfolio's goal is to seek growth from capital appreciation.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Portfolio invests at least 80% of the value of its Assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming Inc. (the Adviser) believes to be undervalued. "Assets" means net assets, plus the amount of any borrowings for investment purposes, and market capitalization is the total market value of a company's shares. The Portfolio primarily invests in equities. Equity securities in which the Portfolio can invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Under normal circumstances, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash. When the Portfolio is investing for temporary defensive purposes, it is not pursuing its investment objective.


     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE PORTFOLIO SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL MEET ITS INVESTMENT GOAL.
     - THE PORTFOLIO DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Portfolio's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.


The Portfolio may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The Portfolio may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.


The Portfolio is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS

The Adviser is a `bottom-up' manager and stock selection is based on company fundamentals. The Adviser combines quantitative screening with proprietary fundamental analysis to construct the Portfolio. The Adviser uses a wide variety of sources and research companies. These sources include electronic screens, the Adviser's relationship with over 70 national and

JPMORGAN MID CAP VALUE PORTFOLIO


regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the Adviser considers to be the key criteria for financial success. Then, the Adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The Adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Adviser may sell a security due to opportunity cost. Typically, the Adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the Adviser may sell a security due to extreme valuation. While the Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

THE PORTFOLIO'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Mid Cap Value Portfolio.

The Portfolio may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of companies selected for the Portfolio.


The Portfolio may not achieve its objective if securities which the Adviser believes are undervalued do not appreciate as much as the Adviser anticipates or if companies which the Adviser believes will experience earnings growth do not grow as expected.


The securities of small and mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio may be influenced by currency exchange rates and exchange control regulations.


Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

                                                JPMORGAN MID CAP VALUE PORTFOLIO



INVESTMENTS IN THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE PORTFOLIO'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


Derivatives may be more risky than buying stocks and other securities, because they may respond more to changes in economic conditions or the value of an underlying security than other types of investments. If they are used for non-hedging purposes, they could cause losses that are not offset by gains elsewhere in the Portfolio.

Since the Portfolio is not diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would. This lack of diversification makes the value the Portfolio's of shares more sensitive to the economic problems of those issuing the securities.

JPMORGAN MID CAP VALUE PORTFOLIO

THE PORTFOLIO'S PAST PERFORMANCE

This section shows the Portfolio's performance record with respect to the Portfolio's shares. Since the Portfolio was launched on 9/28/01, the bar chart shows the performance of the Portfolio's shares for the last calendar year. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year of the Portfolio. It compares that performance to the Russell Mid Cap Value Index, a broad-based securities market index, and the Lipper Variable Annuity Mid-Cap Value Funds Index, a broad-based index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


Performance information of the Portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.


YEAR-BY-YEAR RETURNS(1)


     2002         0.82%


BEST QUARTER 1st quarter, 2002          6.72%

WORST QUARTER 3rd  quarter, 2002       -8.41%



(1)THE PORTFOLIO'S FISCAL YEAR END IS 12/31.

                                                JPMORGAN MID CAP VALUE PORTFOLIO



AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002(1)



                                                                      LIFE OF
                                                      PAST 1 YR.      PORTFOLIO
-------------------------------------------------------------------------------
JPMORGAN MID CAP VALUE PORTFOLIO                        0.82         9.57
RUSSELL MID CAP VALUE INDEX                            (9.65)        0.98
LIPPER VARIABLE ANNUITY MID-CAP VALUE FUNDS INDEX     (12.49)       (0.01)




(1)SEE FOOTNOTE ON PREVIOUS PAGE.

JPMORGAN MID CAP VALUE PORTFOLIO



INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



MANAGEMENT FEES                                                         0.70
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                NONE
OTHER EXPENSES(1)                                                       1.99
                                                                       -----
TOTAL ANNUAL OPERATING EXPENSES                                         2.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (1.44)
                                                                       -----
NET EXPENSES(2)                                                         1.25



(1)"OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(2)REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE PORTFOLIO TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIO'S SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.25% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 3/31/04. IN ADDITION, THE PORTFOLIO'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. THE CURRENT EXPENSE RATIO IS 1.00%.



EXAMPLE

The example below is intended to help you compare the cost of investing in Portfolio shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 3/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.



                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  ------     -------     -------     --------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)      127        698         1,296       2,916
                                  ---        ---         -----       -----



THE EXPENSES AND EXAMPLE ABOVE DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE CHARGES OR EXPENSES RELATED TO THE VARIABLE ANNUITY CONTRACTS OR QUALIFIED PLANS IN THE PORTFOLIOS. INVESTORS SHOULD REFER TO THE APPLICABLE SEPARATE ACCOUNT PROSPECTUS OR QUALIFIED PLAN DOCUMENTS THAT ACCOMPANY THIS PROSPECTUS FOR INFORMATION PERTAINING TO SUCH CONTRACT CHARGES AND EXPENSES.

     THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Mid Cap Value Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER


Robert Fleming Inc., the Adviser, is responsible for overall investment decisions for the Portfolio. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMorgan Chase is a global financial services firm headquartered in New York. The Adviser is located at 522 Fifth Avenue, New York, NY 10036.


The Adviser serves as the investment adviser for the Portfolio under an investment advisory agreement (the Advisory Agreement). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Board of Trustees.


During the most recent fiscal year, JPMorgan Chase Bank received the following fees for advisory services:

 ADVISORY SERVICES*      0.70% OF THE
                         PORTFOLIO'S
                         AVERAGE
                         DAILY NET ASSETS



* During the most recent fiscal year, JPMorgan Chase Bank waived 0.25% of this fee.


PORTFOLIO MANAGER

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Portfolio. Mr. Simon has worked as a portfolio manager with various affiliates of the Adviser since 1980 and is currently the Chief Investment Officer and a Director of the Adviser.

THE PORTFOLIO'S ADMINISTRATOR


JPMorgan Chase Bank (the Administrator) provides administrative and certain financial services and oversees the Portfolio's other service providers. The Administrator and BISYS Fund Services, L.P., as sub-administrator, provide Trust officers.

During the most recent fiscal year, JPMorgan Chase Bank received the following fees for administrative services:


 ADMINISTRATIVE SERVICES*  0.55% OF THE
                           PORTFOLIO'S
                           AVERAGE
                           DAILY NET ASSETS

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

THE PORTFOLIO'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.


The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate its classes' NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.

DISTRIBUTIONS AND TAXES

The Portfolio generally declares and pays any net investment income and net capital gains at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable

                                                          HOW YOUR ACCOUNT WORKS

prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

     FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the past fiscal period as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

JPMORGAN MID CAP VALUE PORTFOLIO


                                                                                           YEAR          9/28/01*
                                                                                           ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                                                          12/31/02       12/31/01
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    16.69     $    15.00
                                                                                         ----------     ----------
   Income from investment operations:
     Net investment income (loss)                                                              0.12@          0.02@
     Net gains or losses on securities (both realized and unrealized)                          0.03           1.67
                                                                                         ----------     ----------
     Total from investment operations                                                          0.15           1.69
                                                                                         ----------     ----------
   Less distributions:
     Dividends from net investment income                                                      0.01             --
     Distributions from capital gains                                                          0.11             --
                                                                                         ----------     ----------
     Total distributions                                                                       0.12             --
                                                                                         ----------     ----------
Net asset value, end of period                                                           $    16.72     $    16.69
                                                                                         ----------     ----------
TOTAL RETURN                                                                                   0.82%         11.27%(b)
                                                                                         ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
                                                                                         ----------     ----------
     Net assets, end of period (in thousands)                                            $   10,145     $    2,655
                                                                                         ----------     ----------
RATIOS TO AVERAGE NET ASSETS:#
                                                                                         ----------     ----------
     Net expenses                                                                              1.00%          1.00%
                                                                                         ----------     ----------
     Net investment income (loss)                                                              0.72%          0.46%
                                                                                         ----------     ----------
     Expenses without waivers, reimbursements and earnings credits                             2.69%         10.62%
                                                                                         ----------     ----------
     Net investment income (loss) without waivers, reimbursements and earnings credits        (0.97%)        (9.16%)
                                                                                         ----------     ----------
PORTFOLIO TURNOVER RATE                                                                          72%            21%(b)
                                                                                         ----------     ----------


  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(b) Not annualized.
  # Short periods have been annualized.

                       This page intentionally left blank.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

You'll find more information about the Portfolio in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolio's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. MORGAN SERIES TRUST II
MORGAN CHRISTIANA CENTER
JPMORGAN PORTFOLIOS SERVICES - 2/OPS
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio is also available on the SEC's website at http://www.sec.gov.


               The Investment Company Act File No. is 811-08212.
     (C) J.P. Morgan Chase & Co. All Rights Reserved. March 2003.



                                                                     PR-MCVP-303

PROSPECTUS


MARCH 31, 2003


J.P. MORGAN SERIES TRUST II

SMALL COMPANY PORTFOLIO

SEEKING TO OUTPERFORM U.S. STOCK MARKETS OVER THE LONG TERM THROUGH A DISCIPLINED MANAGEMENT APPROACH.

THIS PROSPECTUS CONTAINS ESSENTIAL INFORMATION FOR ANYONE INVESTING IN THE PORTFOLIO. PLEASE READ IT CAREFULLY AND KEEP IT FOR REFERENCE.

AS WITH ALL MUTUAL FUNDS, THE FACT THAT THESE SHARES ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION DOES NOT MEAN THAT THE COMMISSION APPROVES THEM OR GUARANTEES THAT THE INFORMATION IN THIS PROSPECTUS IS CORRECT OR ADEQUATE. IT IS A CRIMINAL OFFENSE TO STATE OR SUGGEST OTHERWISE.

DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS



                                          2     JPMORGAN SMALL COMPANY PORTFOLIO

                                                Portfolio description                                  2
The portfolio's goal, principal strategies,
                  principal risks, expenses     Past performance                                       3
                            and performance

                                          4     U.S. EQUITY MANAGEMENT APPROACH

                                                J.P. Morgan Investment Management Inc.                 5

                                                U.S. equity investment process                         5

                                          5     BUY/SELL SHARES

                                                Buying shares                                          6
                  Investing in the JPMorgan
                    Small Company Portfolio     Selling shares                                         6

                                                Dividends, distributions and taxes                     6

                                          6     PORTFOLIO DETAILS

                                                Business structure                                     7
                 More about the portfolio's
                        business operations     Management and administration                          7

                                                Financial highlights                                   8

                                                FOR MORE INFORMATION                          back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN SMALL COMPANY PORTFOLIO

                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (JPMORGAN SMALL COMPANY PORTFOLIO)

[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of the value of its Assets in investments in equity securities of small cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

Equity securities in which the Portfolio can invest include common and preferred stocks, convertible securities and foreign securities which may take the form of depository receipts.

Although the Portfolio intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Portfolio may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of the companies selected for the Portfolio's investments.

Because the assets in this Portfolio are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Portfolio may not achieve its objective if securities which JPMIM believes are undervalued do not appreciate as much as JPMIM anticipates or if companies which JPMIM believes will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Portfolio's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored Depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Portfolio's original investment.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


Investments in the portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


PORTFOLIO MANAGEMENT

The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.


The portfolio management team is led by Juliet Ellis, managing director of JPMIM. Ms. Ellis has worked for JPMIM or one of its affiliates since 1987 as an analyst and portfolio manager.


BEFORE YOU INVEST

Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goal.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)

Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown provide some indication of the risks of investing in JPMorgan Small Company Portfolio.


The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last eight calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years and life of the portfolio compare to those of the S&P SmallCap 600 Index, the Russell 2000 Index, broad-based securities market indexes, and the Lipper Variable Annuity Small Company Funds Average, a broad-based index. In the past, the Portfolio has compared its performance to the Russell 2000 Index, but currently the Portfolio compares its performance to the S&P SmallCap 600 Index instead. The S&P SmallCap 600 Index is a more accurate depiction of the risk and performance characteristics of the Portfolio. Effective December 19, 2002, the benchmark of the J.P. Morgan Small Company Portfolio will be the S&P SmallCap 600 Index.

The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future.


[CHART]

YEAR-BY-YEAR TOTAL RETURN (%)
Shows changes in returns by calendar year(1),(2)

             JPMORGAN SMALL
          COMPANY PORTFOLIO
1995                 32.91%
1996                 21.74%
1997                 22.50%
1998                 (5.51%)
1999                 44.39%
2000                (11.32%)
2001                 (8.03%)
2002                (21.65%)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 34.41% (for the quarter ended 12/31/99); and the lowest quarterly return was (21.67%) (for the quarter ended 9/30/98).

[CHART]

AVERAGE ANNUAL TOTAL RETURN (%)


Shows performance over time, for years ended December 31, 2002(1),(2)



                                                           PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN SMALL COMPANY PORTFOLIO                            (21.65)       (2.71)           7.08
------------------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                                      (14.63)        2.44           10.79
------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY SMALL COMPANY FUNDS AVERAGE         (24.41)       (2.63)           6.17
------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX                                          (20.48)       (1.36)           7.18
------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2)  The portfolio's fiscal year end is 12/31.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(Expenses that are deducted from Portfolio assets)


MANAGEMENT FEES                                           0.60
DISTRIBUTION (RULE 12b-1) FEES                            NONE
SHAREHOLDER SERVICE FEES                                  NONE
OTHER EXPENSES(1)                                         0.56
TOTAL ANNUAL OPERATING EXPENSES                           1.16
EXPENSE REIMBURSEMENTS(2)                                (0.01)
NET EXPENSES(2)                                           1.15


1 "Other Expenses" are based on expenses incurred during the most recent fiscal year.


2 Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio shares (excluding interest, taxes and extraordinary expenses) exceed 1.15% of their average daily net assets through 3/31/04. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE


The example below is intended to help you compare the cost of investing in Portfolio shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 3/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.



                                                      1 YEAR      3 YEARS      5 YEARS     10 YEARS
YOUR COST ($) (with or without redemption)              117         367          637        1,408



The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

EQUITY MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.

Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.


EQUITY INVESTMENT PROCESS

In managing the Portfolio, JPMIM applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Portfolio also focuses on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products and services, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. In determining whether to sell a stock, JPMIM will use the same type of analysis that it uses in buying stocks in order to determine whether the stock is still an attractive investment opportunity. The portfolio manager expects that the Portfolio will generally hold between 100 and 125 stocks.

BUY/SELL SHARES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


The Portfolio generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate its classes' NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.


Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS

BUSINESS STRUCTURE

The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION


The trustees are responsible for overseeing all business activities. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers. BISYSFund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers.

During the most recent fiscal year, JPMIM and JPMorgan Chase Bank received the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES             0.60% of the portfolio's average
                                daily net assets

  ADMINISTRATIVE SERVICES       0.55% of the portfolio's average
                                daily net assets*

* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.


JPMORGAN SMALL COMPANY PORTFOLIO



                                                                                   YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                            2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                     $    13.22     $    14.38     $    16.73     $    11.86     $    13.09
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                  --+          0.03           0.03             --+          0.03
   Net gains or losses on securities (both realized
    and unrealized)                                           (2.86)         (1.18)         (1.93)          5.23          (0.74)
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (2.86)         (1.15)         (1.90)          5.23          (0.71)
===============================================================================================================================
Less Distributions:
   Dividends from net investment income                        0.02           0.01           0.02           0.01           0.02
   Distributions from capital gains                              --             --           0.43           0.35           0.15
   Distributions in excess of net realized gains                 --             --             --             --           0.35
===============================================================================================================================
TOTAL DISTRIBUTIONS                                            0.02           0.01           0.45           0.36           0.52
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    10.34     $    13.22     $    14.38     $    16.73     $    11.86
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 (21.65%)        (8.03%)       (11.32%)        44.39%         (5.51%)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $   37,711     $   43,229     $   32,978     $   16,425     $    6,831
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                 1.15%          1.15%          1.15%          1.15%          1.15%
-------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                 0.05%          0.26%          0.30%          0.07%          0.28%
-------------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS         1.16%          1.15%          1.32%          2.57%          3.43%
-------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND
   EARNINGS CREDITS                                            0.04%          0.26%          0.13%         (1.35%)        (2.00%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                         162%            91%           105%           121%            67%
-------------------------------------------------------------------------------------------------------------------------------



+ Amount is less than $0.005.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              This inside back cover is not part of your prospectus

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

TELEPHONE: 1-800-766-7722
www.jpmorganfunds.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The Investment Company Act and 1933 Act registration numbers are:


J.P. Morgan Series Trust II                               811-08212 and 33-72834


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR

J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722


                                                                      PR-SCP-303

PROSPECTUS


MARCH 31, 2003



J.P. MORGAN SERIES TRUST II

INTERNATIONAL OPPORTUNITIES PORTFOLIO


SEEKING HIGH TOTAL RETURN PRIMARILY FROM STOCKS OUTSIDE THE UNITED STATES


THIS PROSPECTUS CONTAINS ESSENTIAL INFORMATION FOR ANYONE INVESTING IN THE PORTFOLIO. PLEASE READ IT CAREFULLY AND KEEP IT FOR REFERENCE.

AS WITH ALL MUTUAL FUNDS, THE FACT THAT THESE SHARES ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION DOES NOT MEAN THAT THE COMMISSION APPROVES THEM OR GUARANTEES THAT THE INFORMATION IN THIS PROSPECTUS IS CORRECT OR ADEQUATE. IT IS A CRIMINAL OFFENSE TO STATE OR SUGGEST OTHERWISE.

DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


                                          2    JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                               Portfolio description                                     2
The portfolio's goal, principal strategies,
                  principal risks, expenses    Past performance                                          3
                            and performance

                                          4    INTERNATIONAL EQUITY MANAGEMENT APPROACH

                                               J.P. Morgan Investment Management Inc.                    5

                                               International equity investment process                   5

                                          5    BUY/SELL SHARES

                                               Buying shares                                             6
                  Investing in the JPMorgan
      International Opportunities Portfolio    Selling shares                                            6

                                               Dividends, distributions and taxes                        6

                                          6    PORTFOLIO DETAILS

                                               Business structure                                        7
                 More about the portfolio's
                        business operations    Management and administration                             7

                                               Financial highlights                                      8

                                               FOR MORE INFORMATION                             back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                 REGISTRANT: J.P. MORGAN SERIES TRUST II
                               (JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO)

[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES

The portfolio's assets are invested primarily in companies from developed markets other than the U.S. The portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of Western Europe; emerging markets include most other countries in the world.


The portfolio focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to JPMIM's proprietary research, while underweighting or avoiding those that appear overvalued. While the portfolio generally follows the process described on page 5, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the portfolio's benchmark. The portfolio makes its currency management decisions as described on page 5.

The Portfolio may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS

The value of your investment in the portfolio will fluctuate in response to movements in international stock markets and currency exchange rates. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. The portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. You should be prepared to ride out periods of underperformance. To the extent that the portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The portfolio may also hedge from one foreign currency to another. However, the portfolio does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than other domestic counterparts.

While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


Investments in the portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


PORTFOLIO MANAGEMENT

The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984 and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management.

BEFORE YOU INVEST

Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goals.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)

Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in JPMorgan International Opportunities Portfolio.


The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last eight calendar years.

The table indicates some of the risks by showing how the portfolio's average annual return for the past one year, five years, and life of the portfolio compare to those of the MSCI All Country World Index Free (ex.-U.S.), the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, broad-based securities market indexes, and the Lipper Variable Annuity International Funds Average, a broad-based index. The adviser believes that the MSCI EAFE Index is more appropriate since it more accurately reflects the Portfolio's investment strategy.

The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future.


[CHART]

YEAR-BY-YEAR TOTAL RETURN (%)
Shows changes in returns by calendar year(1),(2)

      JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
1995                                           12.38%
1996                                           13.12%
1997                                            5.43%
1998                                            4.73%
1999                                           36.66%
2000                                          (15.84%)
2001                                          (19.14%)
2002                                          (18.31%)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 21.06% (for the quarter ended 12/31/98); and the lowest quarterly return was (20.84%) (for the quarter ended 9/30/02).

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time for periods ended December 31, 2002(1),(2)



                                                        PAST 1 YEAR   PAST 5 YEARS    LIFE OF PORTFOLIO
JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO            (18.31)       (4.47)             0.81
----------------------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD INDEX FREE (EX-U.S.)               (14.67)       (2.66)             1.16
----------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX                                           (15.94)       (2.89)             0.95
----------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY INTERNATIONAL FUNDS AVERAGE       (18.63)       (3.43)             1.94
----------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.
(2)  The portfolio's fiscal year end is 12/31.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Portfolio assets)



MANAGEMENT FEES                                                             0.60
--------------------------------------------------------------------------------
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE FEES                                                    NONE
--------------------------------------------------------------------------------
OTHER EXPENSES(1)                                                           0.92
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             1.52
--------------------------------------------------------------------------------
EXPENSE REIMBURSEMENTS(2)                                                  (0.32)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             1.20
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of their average daily net assets through 3/31/04. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE


The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 3/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.



                                             1 YEAR     3 YEARS     5 YEARS    10 YEARS
YOUR COST ($) (with or without redemption)     122        449         799       1,785
------------------------------------------------------------------------------------------



The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

INTERNATIONAL EQUITY MANAGEMENT APPROACH

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.

INTERNATIONAL EQUITY INVESTMENT PROCESS

The portfolio's philosophy, developed by its adviser, focuses on allocating assets by country, selecting stocks and managing currency exposure. The portfolio largely avoids using sector or market-timing strategies. Under normal market conditions, the portfolio will remain fully invested.

Through its extensive global equity research and analytical systems, JPMIM seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, JPMIM develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities has an average of nearly ten years of experience.

In managing the portfolio, JPMIM employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

COUNTRY ALLOCATION JPMIM takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the portfolio. Country allocation may vary either significantly or moderately from the portfolio's benchmark. JPMIM considers the developed countries of Europe (excluding the U.K.) as a whole while monitoring the portfolio's exposure to any one country.

STOCK SELECTION Various models are used to quantify JPMIM's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The portfolio's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

- catalysts that could trigger a change in a stock's price

- potential reward compared to potential risk

- temporary mispricings caused by market overreactions

CURRENCY MANAGEMENT The portfolio has access to JPMIM's currency specialists in determining the extent and nature of its exposure to various foreign currencies.

[SIDENOTE]

[GRAPHIC]

JPMIM uses top-down analysis in determining which countries to emphasize

[GRAPHIC]

Stocks in each industry are ranked with the help of models, then selected for investment

[GRAPHIC]

JPMIM may adjust currency exposure to seek to manage risks and enhance returns

BUY/SELL SHARES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


The Portfolio generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate its classes' NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.


Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

PORTFOLIO DETAILS


BUSINESS STRUCTURE

The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION


The trustees are responsible for overseeing all business activities. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers.

During the most recent fiscal year, JPMIM and JPMorgan Chase Bank received the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES           0.60% of the portfolio's average daily net assets

  ADMINISTRATIVE SERVICES     0.60% of the portfolio's average daily net assets*

* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------
                                                      2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD               $     8.85     $    11.35     $    13.83     $    10.52    $    10.60
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                          0.08           0.09          (0.01)          0.11          0.14
   Net gains or losses on securities
     (both realized and unrealized)                     (1.69)         (2.24)         (2.18)          3.71          0.40
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                        (1.61)         (2.15)         (2.19)          3.82          0.54
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                  0.04           0.09           0.04           0.11          0.16
   Distributions from capital gains                        --           0.26           0.25           0.40            --
   Distributions in excess of net realized gains           --             --             --             --          0.46
============================================================================================================================
TOTAL DISTRIBUTIONS                                      0.04           0.35           0.29           0.51          0.62
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $     7.20     $     8.85     $    11.35     $    13.83    $    10.52
============================================================================================================================
TOTAL RETURN                                           (18.31%)       (19.14%)       (15.84%)        36.66%         4.73%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   20,292     $   24,859     $   27,780     $   22,304    $    9,788
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                           1.20%          1.20%          1.20%          1.20%         1.20%
----------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                           1.04%          0.88%          0.65%          0.85%         0.44%
----------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT WAIVERS AND REIMBURSEMENTS            1.52%          1.40%          1.73%          1.98%         3.26%
----------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) WITHOUT WAIVERS
   AND REIMBURSEMENTS                                    0.72%          0.68%          0.12%          0.07%        (1.62%)
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    86%            82%            88%            66%          127%
----------------------------------------------------------------------------------------------------------------------------

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              This inside back cover is not part of your prospectus

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
Telephone: 1-800-766-7722

www.jpmorganfunds.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The Investment Company Act and 1933 Act registration numbers are:


J.P. Morgan Series Trust II                               811-08212 and 33-72834


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR

J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722


                                                                      PR-IOP-303

PROSPECTUS


MARCH 31, 2003



J.P. MORGAN SERIES TRUST II


U.S. LARGE CAP CORE EQUITY PORTFOLIO



SEEKING TO OUTPERFORM U.S. STOCK MARKETS OVER THE LONG TERM THROUGH A DISCIPLINED MANAGEMENT APPROACH


THIS PROSPECTUS CONTAINS ESSENTIAL INFORMATION FOR ANYONE INVESTING IN THE PORTFOLIO. PLEASE READ IT CAREFULLY AND KEEP IT FOR REFERENCE.

AS WITH ALL MUTUAL FUNDS, THE FACT THAT THESE SHARES ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION DOES NOT MEAN THAT THE COMMISSION APPROVES THEM OR GUARANTEES THAT THE INFORMATION IN THIS PROSPECTUS IS CORRECT OR ADEQUATE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO STATE OR SUGGEST OTHERWISE.

DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


The portfolio's goal, principal strategies, principal risks, expenses and performance

     2    JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

          Portfolio description                                                          2

          Past performance                                                               3

     4    U.S. EQUITY MANAGEMENT APPROACH

          J.P. Morgan Investment Management Inc.                                         5

          U.S. equity investment process                                                 5

Investing in the JPMorgan U.S. Large Cap Core Equity Portfolio

     5    BUY/SELL SHARES

          Buying shares                                                                  6

          Selling shares                                                                 6

          Dividends, distributions and taxes                                             6

More about the portfolio's business operations

     6    PORTFOLIO DETAILS

          Business structure                                                             7

          Management and administration                                                  7

          Financial highlights                                                           8

          FOR MORE INFORMATION                                                  back cover


The portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO


[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES


Under normal circumstances, the portfolio invests at least 80% of the value of its Assets in equity investments of large-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/-3% of the S&P 500.

Within each sector, the portfolio employs an active management style, overweighting stocks that are ranked as undervalued while underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described under "U.S. Equity Investment Process" on page 5). This disciplined investment process results in a portfolio of between 50-60 securities.

By holding between 50-60 securities, with an emphasis on those that appear undervalued, while generally aligning its sector weightings with those of its benchmark, the portfolio seeks returns that exceed those of the S&P 500 over the long term with a controlled level of volatility.


Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Portfolio may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS

The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking decisions.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


Investments in the portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


[SIDE NOTE]

REGISTRANT: J.P. MORGAN SERIES TRUST II

(JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO)


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.


The porfolio management team is led by David Silberman, managing director, who joined JPMorgan in 1989. Mr. Silberman manages the core U.S. Large Cap Equity product used by J. P. Morgan private bank clients globally as well as individual equity and balanced accounts for private clients, endowments and foundations.


BEFORE YOU INVEST

Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goal.

- The portfolio does not represent a complete investment program.


JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

PAST PERFORMANCE (UNAUDITED)

Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.


The bar chart and table shown provide some indication of the risks of investing in JPMorgan U.S. Large Cap Core Equity Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last eight calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years and life of the portfolio compare to those of the S&P 500 Index, a broad-based securities market index, and the Lipper Variable Annuity Large Cap Core Funds Average, a broad-based index.

The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future.


[CHART]

YEAR-BY-YEAR TOTAL RETURN (%)

Shows changes in returns by calendar year(1),(2)

           JPMORGAN U.S. LARGE CAP CORE
                       EQUITY PORTFOLIO
1995                             33.91%
1996                             21.14%
1997                             27.50%
1998                             23.28%
1999                             18.54%
2000                            (10.98%)
2001                            (11.91%)
2002                            (24.62%)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was (17.80%) (for the quarter ended 9/30/02).


AVERAGE ANNUAL TOTAL RETURN (%)


Shows performance over time, for periods ended December 31, 2002(1),(2)


                                                                                     PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO                                         (24.62)       (2.88)           7.53
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                                                                         (22.10)       (0.59)          10.06
----------------------------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY LARGE CAP CORE FUNDS AVERAGE                                  (24.73)       (3.21)           6.45
----------------------------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2)  The portfolio's fiscal year end is 12/31.

                                                                PAST PERFORMANCE

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Portfolio assets)



MANAGEMENT FEES                                                                                                        0.35
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (RULE 12b-1) FEES                                                                                         NONE
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER SERVICE FEES                                                                                               NONE
------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(1)                                                                                                      0.50
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(1)                                                                                     0.85
------------------------------------------------------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.

     Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of their average daily net assets through 3/31/04. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE


The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- total annual operating expenses remain the same.

The example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.



                                                                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
YOUR COST ($) (with or without redemption)                                       87         271          471        1,049
---------------------------------------------------------------------------------------------------------------------------



The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

U.S. EQUITY MANAGEMENT APPROACH

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.

U.S. EQUITY INVESTMENT PROCESS

The portfolio's philosophy, developed by its adviser, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the portfolio will remain fully invested.

In managing the portfolio, JPMIM employs a three-step process:

[GRAPHIC]

JPMIM analysts develop proprietary fundamental research

RESEARCH JPMIM takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. JPMIM's in-house research is developed by an extensive worldwide network of career analysts. The team of analysts dedicated to U.S. equities has an average of over ten years of experience.

[GRAPHIC]

Stocks in each industry are ranked with the help of models

VALUATION The research findings allow JPMIM to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC]

Using research and valuations, the portfolio's management team chooses stocks for the portfolio

STOCK SELECTION The portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the portfolio's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

                                                 U.S. EQUITY MANAGEMENT APPROACH

BUY/SELL SHARES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


The Portfolio generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate its classes' NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.


Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

BUY/SELL SHARES

PORTFOLIO DETAILS


BUSINESS STRUCTURE

The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION


The trustees are responsible for overseeing all business activities. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers.

During the most recent fiscal year, JPMIM and JPMorgan Chase Bank received the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES             0.35% of the portfolio's average
                                daily net assets

  ADMINISTRATIVE SERVICES       0.50% of the portfolio's average
                                daily net assets*

* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

                                                                    FUND DETAILS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report which is available upon request.


JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO



 PER SHARE OPERATING PERFORMANCE:                                                          YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2002       2001       2000       1999       1998
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  13.06   $  14.90   $  17.35   $  15.84   $  14.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                  0.08       0.06       0.07       0.09       0.10
   Net gains or losses on securities (both realized and unrealized)             (3.29)     (1.83)     (1.93)      2.80       3.15
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                (3.21)     (1.77)     (1.86)      2.89       3.25
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                                          0.01       0.07       0.10       0.06       0.09
   Distributions from capital gains                                                --         --       0.49       1.32       1.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                              0.01       0.07       0.59       1.38       1.74
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $   9.84   $  13.06   $  14.90   $  17.35   $  15.84
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (24.62%)   (11.91%)   (10.98%)    18.54%     23.28%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                     $ 42,713   $ 62,344   $ 55,793   $ 39,484   $ 18,511
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   0.85%      0.85%      0.85%      0.87%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                                   0.67%      0.48%      0.57%      0.74%      0.81%
---------------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           0.85%      0.85%      0.85%      0.87%      1.48%
---------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS       0.67%      0.48%      0.57%      0.74%      0.23%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                            67%        52%        64%       104%        82%
---------------------------------------------------------------------------------------------------------------------------------


FUND DETAILS

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              This inside back cover is not part of your prospectus

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

TELEPHONE: 1-800-766-7722

www.jpmorganfunds.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The Investment Company Act and 1933 Act registration numbers are:


J.P. Morgan Series Trust II                               811-08212 and 33-72834

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722


                                                                  PR-USLCCEP-303

PROSPECTUS


MARCH 31, 2003


J.P. MORGAN SERIES TRUST II

BOND PORTFOLIO

SEEKING HIGH TOTAL RETURN BY INVESTING PRIMARILY IN FIXED INCOME SECURITIES.

THIS PROSPECTUS CONTAINS ESSENTIAL INFORMATION FOR ANYONE INVESTING IN THE PORTFOLIO. PLEASE READ IT CAREFULLY AND KEEP IT FOR REFERENCE.

AS WITH ALL MUTUAL FUNDS, THE FACT THAT THESE SHARES ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION DOES NOT MEAN THAT THE COMMISSION APPROVES THEM OR GUARANTEES THAT THE INFORMATION IN THIS PROSPECTUS IS CORRECT OR ADEQUATE. IT IS A CRIMINAL OFFENSE TO STATE OR SUGGEST OTHERWISE.

DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


The portfolio's goal, principal strategies, principal risks, expenses and performance

     2      JPMORGAN BOND PORTFOLIO

            Portfolio description                                                        2

            Past performance                                                             3

     4      FIXED INCOME MANAGEMENT APPROACH

            J.P. Morgan Investment Management Inc.                                       5

            Fixed income investment process                                              5

Investing in the JPMorgan Bond Portfolio

     5      BUY/SELL SHARES

            Buying shares                                                                6

            Selling shares                                                               6

            Dividends, distributions and taxes                                           6

More about the portfolio's business operations

     6      PORTFOLIO DETAILS

            Business structure                                                           7

            Management and administration                                                7

            Financial highlights                                                         8

            FOR MORE INFORMATION                                                back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN BOND PORTFOLIO

[GRAPHIC]

GOAL
The portfolio's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES

Under normal circumstances, the portfolio invests at least 80% of the value of its Assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. "Assets" means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the portfolio's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see "Fixed Income Investment Process" on page 5.

The portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The portfolio typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Ratings (Fitch), or the equivalent by another national rating organization, or in securities that are unrated but are deemed by the adviser to be of comparable quality, including at least 65% in the rating category A or better. No more than 25% of total assets may be invested in securities in the rating category B or BB (junk bonds).

The Portfolio may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Portfolio may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS

The portfolio's share price and total return will vary in response to changes in interest rates. How well the portfolio's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5.


The portfolio is subject to credit risk, or the risk that an issuer of bonds held by the portfolio fails to make timely interest or principal payments, potentially reducing the portfolio's income or share price. To the extent that the portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The portfolio's mortgage backed investments involve risk of losses due to prepayments that occur earlier or later than expected, or, like any bond, due to default. The portfolio may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.


Investments in the portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


[SIDENOTE]

REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN BOND PORTFOLIO)

PORTFOLIO MANAGEMENT

The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio is managed by a team of individuals at JPMIM.

BEFORE YOU INVEST
Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goal.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in JPMorgan Bond Portfolio.


The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last eight calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years, and life of the portfolio compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index, a broad-based securities market index, and the Lipper Variable Annuity Corporate Debt Funds A-Rated Average, a broad-based index.

The portfolio's past performance is not necessarily an indication of how the portfolio will perform in the future.


[CHART]

YEAR-BY-YEAR TOTAL RETURN (%)

Shows changes in returns by calendar year(1),(2)

                JPMORGAN
          BOND PORTFOLIO
1995              16.85%
1996               2.09%
1997               9.38%
1998               8.01%
1999              (1.13%)
2000              10.54%
2001               6.92%
2002               8.80%

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 6.18% (for the quarter ended 6/30/95); and the lowest quarterly return was (2.62%) (for the quarter ended 3/31/96).


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for years ended December 31, 2002(1),(2)



                                                                   PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN BOND PORTFOLIO                                               8.80         6.57            7.58
-----------------------------------------------------------------------------------------------------------------
SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX               10.09         7.52            8.42
-----------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE          7.52         5.26            6.61
-----------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2) The portfolio's fiscal year end is 12/31.

INVESTOR EXPENSES FOR PORTFOLIO SHARES
The expenses of Portfolio shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Portfolio assets)



MANAGEMENT FEES                                                         0.30
--------------------------------------------------------------------------------
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE FEES                                                NONE
--------------------------------------------------------------------------------
OTHER EXPENSES(1)                                                       0.45
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                      0.75
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 0.75% of their average daily net assets through 3/31/04. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- total annual operating expenses remain the same.


The example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.


                                                     1 YEAR      3 YEARS      5 YEARS     10 YEARS
YOUR COST ($) (with or without redemption)             77          240          417          930
-----------------------------------------------------------------------------------------------------



The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the portfolios. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

FIXED INCOME MANAGEMENT APPROACH

[GRAPHIC]

The portfolio invests across a range of different typess of securities

[GRAPHIC]

The portfolio selects its securities according to its goal and strategy

[GRAPHIC]

JPMIM uses a disciplined process to manage the portfolio's sensitivity to interest rates

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.

FIXED INCOME INVESTMENT PROCESS

JPMIM seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, JPMIM seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the portfolio to limit exposure to concentrated sources of risk.

In managing the portfolio, JPMIM employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

SECTOR ALLOCATION The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the portfolio's goal and strategy.

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The portfolio's duration is generally shorter than the portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the portfolio's benchmark. The strategists closely monitor the portfolio and make tactical adjustments as necessary.

BUY/SELL SHARES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


The Portfolio generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securites used by the Portfolio to calculate its classes' NAV may differ from quoted or published prices for the same securities.


Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.


Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS

BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The trustees are responsible for overseeing all business activities. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers.

During the most recent fiscal year, JPMIM and JPMorgan Chase Bank received the following fees for investment advisory and administrative services, respectively:


 ADVISORY SERVICES              0.30% of the portfolio's average
                                daily net assets

 ADMINISTRATIVE SERVICES        0.45% of the portfolio's average
                                daily net assets*

* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.


JPMORGAN BOND PORTFOLIO


PER SHARE OPERATING PERFORMANCE:                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                              2002          2001          2000          1999           1998
NET ASSET VALUE, BEGINNING OF PERIOD                       $    11.61    $    11.65    $    11.23    $    11.67     $    11.29
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                  0.40          0.63          0.65          0.40           0.45
   Net gains or losses on securities (both realized and
     unrealized)                                                 0.62          0.17          0.52         (0.53)          0.45
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 1.02          0.80          1.17         (0.13)          0.90
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                          0.09          0.73          0.75          0.27           0.39
   Distributions from capital gains                                --          0.11            --          0.04           0.13
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              0.09          0.84          0.75          0.31           0.52
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $    12.54    $    11.61    $    11.65    $    11.23     $    11.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     8.80%         6.92%        10.54%        (1.13%)         8.01%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (IN THOUSANDS)                   $   96,185    $   81,524    $   78,678    $   66,218     $   32,541
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
   NET EXPENSES                                                  0.75%         0.75%         0.75%         0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                  3.49%         5.37%         5.98%         5.36%          5.39%
--------------------------------------------------------------------------------------------------------------------------------
   EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS          0.75%         0.75%         0.75%         0.75%          1.02%
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) WITHOUT REIMBURSEMENTS
     AND EARNINGS CREDITS                                        3.49%         5.37%         5.98%         5.36%          5.12%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                                                608%          421%          565%          479%           179%
--------------------------------------------------------------------------------------------------------------------------------

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              This inside back cover is not part of your prospectus

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS
500 Stanton Christiana Road
Newark, DE 19713

Telephone: 1-800-766-7722

www.jpmorganfunds.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov, copies also may be obtained after paying a duplicating fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The Investment Company Act and 1933 Act registration numbers are:


J.P. Morgan Series Trust II                               811-08212 and 33-72834

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

J.P. MORGAN SERIES TRUST II

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722


                                                                       PR-BP-303

                                 JPMORGAN FUNDS

                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION

                                                                  MARCH 31, 2003


                          J.P. MORGAN SERIES TRUST II

                        JPMORGAN MID CAP VALUE PORTFOLIO


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MARCH 31, 2003 FOR THE MID CAP VALUE PORTFOLIO (THE "PORTFOLIO"), AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS AND AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC., ATTENTION: J.P. MORGAN SERIES TRUST II, (800) 766-7722.



                                                                 SAI-MCVSTII-303

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

Business History..................................     3
Investment Objectives and Policies................     3
Description of Permitted Investments..............     3
Investment Restrictions...........................     8
Trustees..........................................    10
Officers..........................................    12
Investment Advisory and Other Services............    14
  Investment Advisory Agreement...................    14
  Board Review of Investment Advisory
    Arrangements..................................    14
  Administrative Services Agreement...............    15
  Independent Accountants.........................    16
  Distributor.....................................    16
  Custodian.......................................    16
  Transfer Agent..................................    17
  Payment of Expenses.............................    17
  Portfolio Transactions and Brokerage
    Allocations...................................    17
Shares of Beneficial Interest.....................    19
Codes of Ethics...................................    19
Voting Rights.....................................    19
Offering and Redemption of Shares.................    20
Determination of Net Asset Value..................    20
Taxes.............................................    21
Performance and Yield Information.................    22
Delaware Business Trust...........................    23
Financial Statements..............................    24
Additional Information............................    24
Appendix A........................................   A-1

                                BUSINESS HISTORY


    J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of five separate portfolios which operate as distinct investment vehicles. The portfolios are JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Small Company Portfolio, JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio (the "Portfolio" or the "Mid Cap Value Portfolio"). This SAI describes the Mid Cap Value Portfolio. The Portfolio is non-diversified.


    The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II". In the future, the Trust may add or terminate portfolios.


    The Portfolio's investment adviser is Robert Fleming Inc. (the "Adviser").


                       INVESTMENT OBJECTIVES AND POLICIES

    The Portfolio is designed for investors who want an actively managed portfolio of selected securities that seeks to outperform the Russell Mid Cap Value Index. The Portfolio attempts to achieve its investment objective by investing in a broad portfolio of common stocks of companies as described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS."

                      DESCRIPTION OF PERMITTED INVESTMENTS

    AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Portfolio will only sell covered futures contracts and options on futures contracts.

    Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.

    Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

    No price is paid upon entering into futures contracts. Instead, the Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets. The Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Portfolio's return.

    In order to avoid leveraging and related risks, when the Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

    INVESTMENT COMPANY SHARES. The Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Portfolio's expenses. Under applicable regulations, the Portfolio generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

    The Securities and Exchange Commission ("SEC") has granted the Portfolio an exemptive order permitting it to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

    INVESTMENT GRADE DEBT SECURITIES. The Portfolio may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

    MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

    The Portfolio may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. If the Portfolio purchases put and call options, it pays a premium for them. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

    The Portfolio may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    The Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    The Portfolio may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

    The Portfolio may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    REITS. The Portfolio may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

    If the Portfolio invests in REITs, each shareholder of the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying

REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

    U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

    U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

    U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

    WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.


    SECURITIES LENDING. In order to generate additional income, the Portfolio may lend its securities to qualified broker-dealers or institutional investors, to the extent permitted by applicable law, pursuant to agreements that require that the loan be continuously secured by cash collateral consisting equal to at least 100% of the market value of the loaned securities plus accrued interest. The Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. The voting rights with respect to loaned securities may pass with the lending of the securities, but the Board of Trustees (the "Board") is entitled to call loaned securities to vote proxies, or otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan, when the Board believes it necessary to vote.



    There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                            INVESTMENT RESTRICTIONS

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    The Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, the Portfolio may not:

        (1) Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
        (2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and
    (ii) enter into reverse repurchase agreements for any purpose; provided that
    (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;
        (3) Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;
        (4) Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;
        (5) Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

        (6) Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or
        (7) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--The investment restrictions described below are not fundamental policies of the Portfolio and may be changed by the Board.

    These non-fundamental investment policies require that the Portfolio:

        (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Portfolio's net assets would be in investments which are illiquid;
        (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

    The foregoing percentages (except with respect to the limitation on borrowing will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

    For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES

    The Trustees of the Trust are responsible for the management and supervision of the Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Trust. These companies are as follows:


Robert Fleming Inc................................  Investment Adviser
J.P. Morgan Fund Distributors, Inc................  Distributor
JPMorgan Chase Bank...............................  Administrator
JPMorgan Chase Bank...............................  Custodian



    The names of the Trustees of the Portfolio, together with information regarding their dates of birth ("DOB"), positions with the Portfolio, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.


    The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Funds complex.


                                              POSITION(S)                       TERM OF
                                               HELD WITH                       OFFICE AND                      PRINCIPAL
                                                JPMORGAN                       LENGTH OF                     OCCUPATION(S)
                                                 FUNDS                            TIME                       DURING PAST 5
      NAME, ADDRESS, AND DOB                   COMPLEX(1)                        SERVED                          YEARS
-----------------------------------  ------------------------------  ------------------------------  ------------------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                     Trustee                         since 2002                      Substitute Teacher; formerly
703 Delgado Drive                                                                                    Executive Vice President and
Palatine, Illinois 60074                                                                             Chief Financial Officer,
(2/18/56)                                                                                            Galileo International Inc.
John R. Rettberg                     Trustee                         5 years                         Retired; formerly Corporate
42 Belcourt                                                                                          Vice President and Treasurer,
Newport Beach, CA 92660                                                                              Northrop Grumman Corporation
(9/1/37)
John F. Ruffle                       Trustee                         5 years                         Retired; formerly Director and
Pleasantville Road                                                                                   Vice Chairman, J.P. Morgan
New Vernon, NJ 07976                                                                                 Chase & Co.
(3/28/37)

                                          NUMBER OF                    OTHER
                                          PORTFOLIOS               DIRECTORSHIPS
                                         IN JPMORGAN                HELD OUTSIDE
                                       FUND COMPLEX(1)                JPMORGAN
                                         OVERSEEN BY                   FUNDS
      NAME, ADDRESS, AND DOB               TRUSTEE                    COMPLEX
-----------------------------------  --------------------  ------------------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                              7            None
703 Delgado Drive
Palatine, Illinois 60074
(2/18/56)
John R. Rettberg                              7            Director of Enalasys,
42 Belcourt                                                Pepperdine University,
Newport Beach, CA 92660                                    VariLite International
(9/1/37)                                                   Corporation and other funds
                                                           managed by J.P. Morgan
                                                           Investment Management Inc.
                                                           ("JPMIM") or its affiliates
John F. Ruffle                                7            Trustee of Johns Hopkins
Pleasantville Road                                         University, Director of
New Vernon, NJ 07976                                       Bethlehem Steel, American
(3/28/37)                                                  Shared Hospital Services and
                                                           other funds managed by JPMIM
                                                           or its affiliates



(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 Portfolios as of March 31, 2003.


                                              POSITION(S)                       TERM OF
                                               HELD WITH                       OFFICE AND                      PRINCIPAL
                                                JPMORGAN                       LENGTH OF                     OCCUPATION(S)
                                                 FUNDS                            TIME                       DURING PAST 5
      NAME, ADDRESS, AND DOB                   COMPLEX(1)                        SERVED                          YEARS
-----------------------------------  ------------------------------  ------------------------------  ------------------------------
Kenneth Whipple, Jr.                 Trustee                         5 years                         Chairman and CEO, CMS Energy
1115 Country Club Drive                                                                              Corp.; formerly Executive Vice
Bloomfield Hills, MI 48304                                                                           President, Ford Motor Company;
(9/28/34)                                                                                            President, Ford Financial
                                                                                                     Services; Chairman, Ford Motor
                                                                                                     Credit Company

                                          NUMBER OF                    OTHER
                                          PORTFOLIOS               DIRECTORSHIPS
                                         IN JPMORGAN                HELD OUTSIDE
                                         FUND COMPLEX                 JPMORGAN
                                         OVERSEEN BY                   FUNDS
      NAME, ADDRESS, AND DOB              TRUSTEE(1)                  COMPLEX
-----------------------------------  --------------------  ------------------------------
Kenneth Whipple, Jr.                          7            Director of CMS Energy
1115 Country Club Drive                                    Corporation and Consumers
Bloomfield Hills, MI 48304                                 Energy Company, Director, AB
(9/28/34)                                                  Volvo; Director Associates
                                                           First Capital Corp.
                                                           (Consumer & Commercial Loan
                                                           Co.), and other funds managed
                                                           by JPMIM or its affiliates



   The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2002, in the Portfolio and each Trustee's aggregate ownership in any Portfolios that the Trustee oversees in the JPMorgan Funds complex:



                                                   DOLLAR RANGE OF EQUITY               AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE                                 SECURITIES IN THE PORTFOLIO           SECURITIES IN JPMORGAN FUNDS COMPLEX
---------------                           ----------------------------------------  ----------------------------------------
John N. Bell                                                none                                      none
John R. Rettberg                                            none                                      none
John R. Ruffle                                              none                                      none
Kenneth Whipple, Jr.                                        none                                      none
Cheryl Ballenger                                            none                                      none



    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has an Audit Committee. Each of the Trustees serves as members of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the year ended December 31, 2002.



    The Trust currently pays each Trustee, except John Bell and Cheryl Ballenger, an annual retainer of $20,000 and reimburses the Trustees for their related expenses. The aggregate amount of compensation paid to each Trustee by the Portfolio and the Trust for the fiscal year ended December 31, 2002 was as follows:



                                     AGGREGATE TRUSTEES
                                        COMPENSATION
                                      PAID DURING 2002   COMPENSATION  TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         BY THE FUND       FROM TRUST    FROM "FUND COMPLEX"(1)
---------------                      ------------------  ------------  ------------------------
John N. Bell                                $138           $10,000             $10,000
John R. Rettberg                            $490           $20,000             $20,000
John F. Ruffle                              $490           $20,000             $20,000
Kenneth Whipple, Jr.                        $490           $20,000             $20,000
Cheryl Ballenger                            $269           $ 6,667             $ 6,667



(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 Portfolios as of March 31, 2003.

   No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

    No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

-   the Trust;
-   an officer of the Trust;

- an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;


- an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;

-   the Adviser or the principal underwriter of the Trust,
-   an officer of the Adviser or the principal underwriter of the Trust;
- a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                    OFFICERS


    The Portfolio's executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolio. The Portfolio has no employees. The officers hold office until a successor has been elected and duly qualified.



    The officers of the Portfolio, together with information regarding their DOB, positions held with the Portfolio, principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
George Gatch (12/21/1962),           Managing Director, J.P. Morgan
President (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial
                                     Intermediaries Business
                                     ("FFI"); he has held numerous
                                     positions throughout the firm
                                     in business management,
                                     marketing and sales.

David Wezdenko (10/02/1963),         Managing Director, J.P. Morgan
Treasurer (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Operating Officer for FFI;
                                     since joining J.P. Morgan
                                     Chase in 1996, he has held
                                     numerous financial and
                                     operation related positions
                                     supporting the J.P. Morgan
                                     pooling funds business.

            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
Sharon Weinberg (06/05/1959),        Managing Director, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     Business and Product Strategy
                                     for FFI; since joining J.P.
                                     Morgan Chase in 1996, she has
                                     held numerous positions
                                     throughout the asset
                                     management business in mutual
                                     funds marketing, legal and
                                     product development.

Michael Moran (07/14/1969),          Vice President, J.P. Morgan
Vice President and Assistant         Investment Management Inc. and
Treasurer (2001)                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Financial Officer of FFI

Stephen Ungerman (06/02/1953),       Vice President, J.P. Morgan
Vice President and Assistant (2001)  Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     the Fund Service Group within
                                     Fund Administration; prior to
                                     joining J.P. Morgan Chase in
                                     2000, he held a number of
                                     senior management positions in
                                     Prudential Insurance Co. of
                                     America's asset management
                                     business, including Assistant
                                     General Counsel, Tax Director,
                                     and Co-head of Fund
                                     Administration Department; Mr.
                                     Ungerman was also the
                                     Assistant Treasurer of all
                                     mutual funds managed by
                                     Prudential.

Judy R. Bartlett (05/29/1965),       Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc., since
                                     September 2000; from August
                                     1998 through August 2000, Ms.
                                     Bartlett was an attorney at
                                     New York Life Insurance
                                     Company where she served as
                                     Assistant Secretary for the
                                     Mainstay Funds; from October
                                     1995 through July 1998, Ms.
                                     Bartlett was an associate at
                                     the law firm of Willkie
                                     Farr & Gallagher.

Joseph J. Bertini (11/04/1965),      Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; prior
                                     to October of 1997, he was an
                                     attorney in the Mutual Fund
                                     Group at SunAmerica Asset
                                     Management Inc.

Thomas J. Smith (06/24/1955)         Managing Director, Head of
Vice President and Secretary (2002)  Compliance for J.P. Morgan
                                     Chase & Co.'s asset management
                                     business in the Americas. An
                                     employee since 1996, he
                                     previously worked in the
                                     Investment Management -- Risk
                                     Management/Compliance Group
                                     for the Chase Manhattan
                                     Assistant Corporation.

Paul M. DeRusso (12/03/1954),        Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Manager
                                     of the Budgeting and Expense
                                     Group of Funds Administration
                                     Group.

Lai Ming Fung (09/08/1974),          Associate, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Budgeting Analyst for the
                                     Budgeting and Expense Group of
                                     Funds Administration Group.

Mary Squires (01/08/1955),           Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Ms. Squires has held numerous
                                     financial and operations
                                     positions supporting the J.P.
                                     Morgan Chase organization
                                     complex.

Nimish S. Bhatt (06/06/1963),        Senior Vice President of the
Assistant Treasurer (2001)*          Fund Administration and
                                     Financial Services of BISYS
                                     Investment Services, Inc.,
                                     since November 2000; various
                                     positions held within BISYS
                                     since 1996, including Vice
                                     President and Director of
                                     International Operation, Vice
                                     President of Financial
                                     Administration and Vice
                                     President of Tax.

            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
Arthur A. Jensen (09/28/1966),       Vice President of Financial
Assistant Treasurer (2001)*          Services of BISYS Investment
                                     Services, Inc., since June
                                     2001; formerly Section Manager
                                     at Northern Trust Company and
                                     Accounting Supervisor at
                                     Allstate Insurance Company.

Martin R. Dean (11/27/1963),         Vice President of
Assistant Treasurer (2001)*          Administration Services of
                                     BISYS Investment Services,
                                     Inc.

Alaina Metz (04/07/1967),            Chief Administrative Officer
Assistant Secretary (2001)*          of BISYS Fund Services, Inc.;
                                     formerly, Supervisor of the
                                     Blue Sky Department of
                                     Alliance Capital Management
                                     L.P.
Lisa Hurley (05/29/1955),            Executive Vice President and
Assistant Secretary (2001)**         General Counsel of BISYS Fund
                                     Services, Inc.; formerly
                                     Counsel to Moore Capital
                                     Management and General Counsel
                                     to Global Asset Management and
                                     Northstar Investments
                                     Management.


  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.


   As of March 1, 2003, the officers and Trustees as a group owned less than 1% of the shares of the Portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES
                         INVESTMENT ADVISORY AGREEMENT


    The Trust has entered into an Investment Advisory Agreement with Robert Fleming Inc. (the "Adviser") with respect to the Mid Cap Value Portfolio dated as of May 16, 2001. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. a global financial services firm headquartered in New York.


    The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Mid Cap Value Portfolio.

    The table below sets forth the advisory fees paid by the Portfolio to the Adviser, for the fiscal period indicated. See the Trust's Financial Statements, which are incorporated herein by reference. (amount in thousands):


                                          SEPTEMBER 28, 2001*
                                                THROUGH        FISCAL YEAR ENDING
                                           DECEMBER 31, 2001   DECEMBER 31, 2002
                                          -------------------  ------------------
Mid Cap Value Portfolio                           $4                  $46


  *  Commencement of operations.

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Portfolio's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the advisory agreement for the Portfolio.

    As part of its review of the investment advisory arrangements for the Portfolio, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Portfolio, its performance against peer(s) and benchmark(s) and analyses by the Adviser of the Portfolio's performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Portfolio. The Adviser also periodically provides comparative information regarding the Portfolio's expense ratio and those of the peer group. In preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of the Portfolio's legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Portfolio. In addition, the Trustees met with members of the Adviser's senior management team who confirmed the Adviser's commitment to the Portfolio.

    In approving the Investment Advisory Agreement, the Board of Trustees of the Portfolio considered the nature, quality and scope of the operations and services provided by the Adviser to the Portfolio, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other mutual funds with similar investment objectives and policies. The Portfolio's Board of Trustees compared the terms of the Portfolio's advisory arrangements and similar arrangements by other mutual funds. The Board also examined the benefits to the Adviser and its affiliates of their relationship with the Portfolio. Specifically, the Adviser reports to the Board the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for the Portfolio, and receive fees from the Portfolio for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Portfolio. Profitability information is not audited and represents the Adviser's determination of its and its affiliates' revenues from the contractual services provided to the Portfolio, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for the Portfolio relative to its peer group. The Board of Trustees also considered the performance of the Portfolio and the intention of the Adviser with regard to management of the Portfolio, including the commitment of the Adviser to provide high quality services to the Portfolio, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage the Portfolio.

    In reaching their decision to approve the investment advisory contract, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of the Portfolio concluded that the current advisory agreement enabled the Portfolio to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of the Portfolio and its shareholders.

                       ADMINISTRATIVE SERVICES AGREEMENT

    The Trust has entered into an Administrative Services Agreement with JPMorgan Chase Bank effective January 1, 1997, as amended December 6, 2000,
May 16, 2001 and December 5, 2001. JPMorgan Chase Bank is also a wholly owned subsidiary of J.P. Morgan Chase & Co. Pursuant to the Administrative Services Agreement, JPMorgan Chase Bank provides or arranges for the provision of certain financial and administrative services and oversees portfolio accounting for the Trust, at an annual rate of 0.55% of the average daily net assets of the Portfolio. The services to be provided by JPMorgan Chase Bank under the Administrative Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, JPMorgan Chase Bank is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of preparing, printing and mailing prospectuses, reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

    For providing its services under the Administrative Services Agreement, JPMorgan Chase Bank receives monthly compensation from the Trust at annual rates computed as described under "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION" in the Prospectus.

    The Administrative Services Agreement may be amended only by mutual written consent.


    The Administrative Services Agreement was last approved by the Board on December 3, 2002. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by JPMorgan Chase Bank on not more than 60 days' nor less than 30 days' written notice to the other party.

    JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolio's Sub-administrator.


    The table below sets forth for the Portfolio the fees reimbursed to JPMorgan Chase Bank, as Administrator: (amount in thousands):



                                          SEPTEMBER 28, 2001*
                                                THROUGH        FISCAL YEAR ENDING
                                           DECEMBER 31, 2001   DECEMBER 31, 2002
                                          -------------------  ------------------
Mid Cap Value Portfolio                           $55                 $93


  *  Commencement of operations

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios of the Trust.

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. ("JPFD") serves as the Trust's distributor and makes itself available to receive purchase orders for the Portfolio's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's Distributor.

    The Distribution Agreement shall continue in effect for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of the Americas, New York, NY 10036.

                                   CUSTODIAN


    Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, dated September 7, 2001, JPMorgan Chase Bank serves as the Portfolio's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser to the Portfolio.



    For fund accounting services, the Portfolio pays to JPMorgan Chase Bank the higher of a) the Portfolio's pro rata share of an annual complex-wide charge on average daily net assets of all U.S. equity funds of 0.012% on the first
$10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000. In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.



    For custodian services, the Portfolio pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).



    JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.


                                 TRANSFER AGENT

    DST Systems Inc.("DST"), 1055 Broadway, Kansas City, Missouri 64105, serves as the Portfolio's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                              PAYMENT OF EXPENSES


    JPMorgan Chase Bank is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectus under the heading "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION." The Trust is responsible for the Adviser's fees as investment adviser pursuant to the Investment Advisory Agreement and for JPMorgan Chase Bank's fees for its services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the custodian or the transfer agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

    Under the Investment Advisory Agreement, the Adviser has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.


    Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.


    Insofar as known to management, no trustee, director or officer of the Trust, the Adviser or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

    Under the Investment Advisory Agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Portfolio. In assessing the best overall terms available for any transaction, the adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for the Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to the Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser to a Portfolio normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Adviser. At present, no other recapture arrangements are in effect.


    Under the Investment Advisory and Sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolio and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Portfolio. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolio and their reasonableness in relation to the benefits to the Portfolio. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreements.



    The advisory fees that the Portfolio pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolio's transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staff.



    In certain instances, there may be securities that are suitable for the Portfolio as well as one or more of the Adviser's other clients. Investment decisions for the Portfolio and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or the Portfolio or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will generally produce better executions for the Portfolio.



    Each Portfolio expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Portfolio and any other investment company having the same investment adviser, and that no shares will be purchased from the distributor or any of its affiliates.

    No portfolio transactions are executed with the Adviser or Administrator, or with any affiliate of the Adviser or Administrator, acting either as principal or as broker.


    The SEC has granted an exemptive order permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions.


    If the Portfolio writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


    For the years ended December 31, 2000, 2001 and 2002, the Trust paid in the aggregate $170,285, $206,000 and $326,875 respectively, as brokerage commissions. No commissions were allocated for research.


                         SHARES OF BENEFICIAL INTEREST


    The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Small Company Portfolio, JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.


    The assets received by the Trust for the issuance or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each portfolio. They constitute the underlying assets of each portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such portfolio. Any assets which are not clearly allocable to a particular portfolio or portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more portfolios would generally be allocated among the portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a portfolio is entitled to participate equally in dividends and distributions declared with respect to such portfolio and in the net assets of such portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    The shares of each portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

    The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan.

                                CODES OF ETHICS

    The Trust, the Adviser and JPFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                                 VOTING RIGHTS

    In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.

                       OFFERING AND REDEMPTION OF SHARES

    The Trust offers shares of the Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."

    The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to the Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

    Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate the Portfolio securities.

    The right to redeem shares or to receive payment with respect to the redemption of shares of the Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

    The Portfolio computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolio's business days.

    The net asset value per share of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. Eastern time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Portfolio's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) Eastern time and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                     TAXES


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, the Trust intends that each Portfolio will remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.



    Each Portfolio must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, (1) 50% or more of the value of the Portfolio's assets is represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of its assets is invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.



    If for any year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the Participating Insurance Companies and Eligible Plans as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.



    FEDERAL TAX MATTERS. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the federal income tax consequences to such holders of an investment in the Portfolio. Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences of investing in the Portfolios.



                       PERFORMANCE AND YIELD INFORMATION


    This yield figure represents the net annualized yield based on a specified 30-day (or one month) period. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:

    Yield = 2 [(A - B + 1)TO THE POWER OF 6 - 1]
                -----
                 CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.

    The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of the Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

    P (1 + T)TO THE POWER OF n = ERV

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $1,000, and where n equals the number of years.

    From time to time, in reports and sales literature: (1) the Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the Russell Mid Cap Value Index and Dow Jones Industrial Average so that, as applicable, an investor may compare the Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information;
(iii) indexes of stocks comparable to those in which the Portfolio invests;
(2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Portfolio or the general economic, business, investment, or financial environment in which the Portfolio operates; and (4) the effect of tax-deferred compounding on the Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. The Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

    The performance of the Portfolio may be compared, for example, to the record of the The Russell Midcap Value index which contains those Russell Midcap securities with a less-than-average growth orientation. These stocks are also members of the Russell 1000 Value index. The Russell 1000 Value index contains those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the growth universe.

                            DELAWARE BUSINESS TRUST

    The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which the Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

    The Trust provides for the establishment of designated series of beneficial interests (the Portfolio) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

    As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolio; and (iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholder meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


    As of March 1, 2003, no one of record, or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the Trust.


                              FINANCIAL STATEMENTS

    The following financial statements and the reports thereon of PricewaterhouseCoopers LLP of the Portfolio are incorporated herein by reference to its annual report filings made with the SEC pursuant to

Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JPMorgan Funds Services at (800) 221-7930.


                                                          DATE OF ANNUAL REPORT;
                                                         DATE ANNUAL REPORT FILED;
NAME OF FUND                                               AND ACCESSION NUMBER
------------                                             -------------------------
Mid Cap Value Portfolio                        12/31/02; 02/27/03; 001047469-03-007139


                             ADDITIONAL INFORMATION

    The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

    Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A
                        DESCRIPTION OF SECURITY RATINGS

                               STANDARD & POOR'S
                         CORPORATE AND MUNICIPAL BONDS

AAA Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
     Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
D Bonds rated D are in default, and payment of interest and/or repayment of principal are in arrears.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                                COMMERCIAL PAPER

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
A-2 This designation indicates that the degree of safety regarding timely payment is satisfactory.
A-3 This designation indicates that the degree of safety regarding timely payment is adequate.

                          SHORT-TERM TAX-EXEMPT NOTES

    Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                                    MOODY'S
                         CORPORATE AND MUNICIPAL BONDS

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
     Uncertainty of position characterizes bonds in this class.
B    Bonds which are rated B generally lack
     characteristics of the desirable investment.
     Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa  Bonds which are rated Caa are of poor standing.
     Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
         Prime-1 repayment capacity will normally be evidenced by the following characteristics:
         - Leading market positions in well established industries.
         - High rates of return on funds employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                 JPMORGAN FUNDS

                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION

                                                                  MARCH 31, 2003


                          J.P. MORGAN SERIES TRUST II


                            JPMORGAN BOND PORTFOLIO
                 JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO
                        JPMORGAN SMALL COMPANY PORTFOLIO
                 JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES OF THE TRUST DATED MARCH 31, 2003 AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE SHAREHOLDER REPORT RELATING TO THE TRUST DATED DECEMBER 31, 2002. THE PROSPECTUSES AND THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORT THEREON, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC.,
ATTENTION: J.P. MORGAN SERIES TRUST II (800) 221-7930.



                                                                    SAI-STII-303

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

Business History..................................     4
Investment Objectives and Policies................     4
  JPMorgan Bond Portfolio.........................     4
  JPMorgan U.S. Large Cap Core Equity Portfolio...     4
  JPMorgan Small Company Portfolio................     4
  JPMorgan International Opportunities
    Portfolio.....................................     4
Money Market Instruments..........................     5
  U.S. Treasury Securities........................     5
  Additional U.S. Government Obligations..........     5
  Foreign Government Obligations..................     5
  Commercial Paper................................     6
  Repurchase Agreements...........................     6
Corporate Bonds and Other Debt Securities.........     6
  Investment Grade Debt Securities................     7
  High Yield/High Risk Bonds......................     7
  Asset-Backed Securities.........................     7
Equity Investments................................     7
  Equity Securities...............................
Common Stock Warrants.............................     8
Foreign Investments...............................     8
Foreign Currency Exchange Transactions............     9
Additional Investments............................    10
  Convertible Securities..........................    10
  When-Issued and Delayed Delivery Securities.....    10
  Investment Company Securities...................    10
  Reverse Repurchase Agreements...................    11
  Mortgage Dollar Roll Transactions...............    11
  Loans of Portfolio Securities...................    11
  Illiquid Investments............................    12
Quality and Diversification Requirements..........    12
  JPMorgan Bond Portfolio.........................    12
  JPMorgan U.S. Large Cap Core Equity, Small
    Company and International Opportunities
    Portfolios....................................    12
Options and Futures Transactions..................    13
  General.........................................    13
  Purchasing Put and Call Options.................    13
  Selling (Writing) Put and Call Options..........    14
  Options on Indices..............................    14
  Futures Contracts...............................    14
  Options on Futures Contracts....................    15
  Combined Positions..............................    15
  Correlation of Price Changes....................    16
  Liquidity of Options and Futures Contracts......    16
  Position Limits.................................    16
  Asset Coverage for Futures Contracts and Options
    Positions.....................................    16
Risk Management...................................    17
Investment Restrictions...........................    17
  Fundamental Investment Restrictions.............    17
  Non-Fundamental Investment Restrictions.........    18
  JPMorgan Bond, Small Company and International
    Opportunities Portfolios......................    18
  JPMorgan U.S. Large Cap Core Equity Portfolio...    18
Trustees..........................................    18
Officers..........................................    21
Investment Advisory and Other Services............    23

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
  Investment Advisory Agreement...................    23
  Board Review of Investment Advisory
    Arrangements..................................    24
  Administrative Services Agreement...............    25
  Independent Accountants.........................    26
  Distributor.....................................    27
  Custodian.......................................    27
  Transfer Agent..................................    27
  Payment of Expenses.............................    28
  Portfolio Transactions and Brokerage
    Allocations...................................    28
Shares of Beneficial Interest.....................    29
Codes of Ethics...................................    30
Voting Rights.....................................    30
Offering and Redemption of Shares.................    30
Determination of Net Asset Value..................    31
Taxes.............................................    32
Performance and Yield Information.................    33
  Non-Money Market Portfolios.....................    33
Delaware Business Trust...........................    34
Financial Statements..............................    35
Additional Information............................    35
Appendix A........................................   A-1

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                                BUSINESS HISTORY


    J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of separate portfolios which operate as distinct investment vehicles. The Portfolios discussed in this Statement of Additional Information are JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, a Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of that issuer.


    The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust and the names of the corresponding Portfolios were The Resolute Bond Portfolio, The Resolute Equity Portfolio, The Resolute Small Company Portfolio and The Resolute International Equity Portfolio. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II" and each Portfolio's named changed accordingly. Effective January 1, 1998, the name of the "J. P. Morgan International Opportunities Portfolio" was changed from "JPM International Equity Portfolio". In the future, the Trust may add or terminate portfolios.

    Each Portfolio's investment adviser is J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser").

                       INVESTMENT OBJECTIVES AND POLICIES

    JPMORGAN BOND PORTFOLIO is designed to be a convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments, subject to certain quality and other restrictions. JPMorgan Bond Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of JPMorgan Bond Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

    The Portfolio attempts to achieve its investment objective by investing in corporate and government debt obligations and related securities described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "OPTIONS AND FUTURES TRANSACTIONS."


    JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. JPMorgan U.S. Large Cap Core Equity Portfolio's investment objective is to provide a high total return from a portfolio comprised of selected equity securities.



    JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO invests in a diversified portfolio of common stocks and other equity securities.


    JPMORGAN SMALL COMPANY PORTFOLIO is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. JPMorgan Small Company Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies.

    JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO is designed for investors with a long-term investment horizon who want to diversify their portfolios by adding international equities and take advantage of investment opportunities outside the United States. JPMorgan International Opportunities Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations.

    The Portfolio seeks to achieve its investment objective by investing primarily in securities of foreign corporations, consisting of common stock and other securities with equity characteristics, such as preferred stock, warrants, rights and convertible securities. The Portfolio does not intend to invest in U.S. securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.


    The following discussion supplements the information regarding the investment objective of each Portfolio and the policies to be employed to achieve its objective as set forth above and in the Prospectus.

                            MONEY MARKET INSTRUMENTS


    JPMorgan Bond, U.S. Large Cap Core Equity, Small Company and International Opportunities Portfolios are permitted to invest in money market instruments, although each of these Portfolios intends to stay invested in equity securities (or in the case of JPMorgan Bond Portfolio, long-term fixed income securities), to the extent practical in light of its investment objective and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for these Portfolios are the same as for JPMorgan Bond Portfolio and include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. JPMorgan International Opportunities Portfolio also may invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."


    U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.


    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio, may invest that are not backed by the full faith and credit of the U.S. Government include, but are not limited to:
(i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) Securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency. Securities which are backed by the full faith and credit of the U.S. Government include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.


    FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, also may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in U.S. dollars or in another currency. See "FOREIGN INVESTMENTS."

    Each of the Portfolios, unless otherwise noted in the appropriate Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets (the "Asset Limitation") and are organized under the laws of the U.S. or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation does not apply to the JPMorgan International Opportunities Portfolio.

See "FOREIGN INVESTMENTS." The Portfolios will not invest in bank obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios also may invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstructions, development or trade between nations (e.g., the European Investment Bank, the InterAmerican Development Bank, or the World Bank).

    COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser, acting as agent, for no additional fee. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve Commercial Paper Composite Rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the particular Portfolio's quality restrictions. See "QUALITY AND DIVERSIFICATION REQUIREMENTS." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

    REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement also may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Portfolio may be delayed or limited. See "INVESTMENT RESTRICTIONS."

    Each of the Portfolios may make investments in other debt securities with remaining effective maturities of thirteen months or less, including, without limitation, corporate bonds of foreign and domestic issuers, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

                   CORPORATE BONDS AND OTHER DEBT SECURITIES

    As discussed in the Prospectus, JPMorgan Bond Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears in the Prospectus and below. See "QUALITY AND
DIVERSIFICATION REQUIREMENTS." For information on short-term investments in these securities, see "MONEY MARKET INSTRUMENTS."

    INVESTMENT GRADE DEBT SECURITIES. The Portfolios may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.


    HIGH YIELD/HIGH RISK BONDS. Certain lower rated securities purchased by the JPMorgan Bond Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Bond Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.


    Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value. See Appendix A for more detailed information on these ratings.

    ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities also may experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

                               EQUITY INVESTMENTS


    As discussed in the Prospectus, JPMorgan U.S. Large Cap Core Equity, Small Company and International Opportunities Portfolios invest primarily in equity securities consisting of common stock and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter ("OTC") market, as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."


    EQUITY SECURITIES. The common stocks in which the Portfolios may invest include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as trust or partnership interests. The Portfolios' equity investments also may include preferred stock, warrants, rights and convertible securities. These investments may or may not pay dividends and may or

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may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

                             COMMON STOCK WARRANTS


    JPMorgan U.S. Large Cap Core Equity Portfolio may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specified period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.


    Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

                              FOREIGN INVESTMENTS


    JPMorgan International Opportunities Portfolio makes substantial investments in foreign securities. JPMorgan U.S. Large Cap Core Equity and Small Company Portfolios do not expect to invest more than 20% of their total assets, at the time of purchase, in securities of foreign issuers. This 20% limit is designed to accommodate the increased globalization of companies as well as the redomiciling of companies for tax treatment purposes. It is not currently expected to be used to increase direct non-U.S. exposure. JPMorgan Bond and Small Company Portfolios may invest in certain foreign securities. JPMorgan Bond Portfolio does not expect more than 20% of its foreign investments to be in securities which are not U.S. dollar denominated. JPMorgan Small Company Portfolio does not expect more than 10% of its foreign investments to be in securities which are not listed on a national securities exchange or which are not U.S. dollar-denominated. In the case of JPMorgan Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.


    Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

    Investors should realize that the value of each Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it also may be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with the U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

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    In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

    JPMorgan International Opportunities Portfolio may invest in securities of issuers in "emerging markets." Emerging markets include any country which in the opinion of the Adviser is generally considered to be an emerging or developing country by the international financial community. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand, the United Kingdom, and most countries in Western Europe. Investments in securities of emerging markets countries entail a high degree of risk. Investments in securities of issuers in emerging markets carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;
(iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.


    Each of the Portfolios may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


    Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. See "FOREIGN CURRENCY EXCHANGE TRANSACTIONS" below.

                     FOREIGN CURRENCY EXCHANGE TRANSACTIONS


    Because JPMorgan Bond, U.S. Large Cap Core Equity, Small Company and International Opportunities Portfolios buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, JPMorgan Bond, U.S. Large Cap Core Equity and Small Company Portfolios may, and JPMorgan International Opportunities Portfolio will, from time to time enter into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.


    A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities, or prevent loss if the prices of these securities should decline.

    Each of these Portfolios may enter into foreign currency exchange transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency in an attempt to enhance return.

    As a hedging strategy, although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging or investment strategy is highly uncertain.

                             ADDITIONAL INVESTMENTS

    CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities of domestic and, subject to each Portfolio's restrictions, foreign issuers. The convertible securities which the Portfolio may invest include any debt securities preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Trust's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. See "INVESTMENT ADVISORY AND OTHER SERVICES" for more information concerning the Trust's custodian. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.


    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Portfolio to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Portfolio's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Portfolio may invest all of its investable assets in an open-end investment company that has the same investment objective as the Portfolio. As a shareholder of another investment company, a Portfolio would

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bear, along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.


    The Securities and Exchange commission ("SEC") has granted the Portfolios an exemptive order permitting each Portfolio to invest their uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) each Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

    REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. Reverse repurchase agreements also may be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Portfolios will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. Investors should keep in mind that the counterparty to a contract could default on its obligations. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Trust's custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

    MORTGAGE DOLLAR ROLL TRANSACTIONS. JPMorgan Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-related securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage-related security and simultaneously agrees to repurchase a substantially similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio also may be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Trust's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.


    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities if such loans are secured continuously by cash collateral in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective shareholders. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate of the Portfolios, the Adviser or the Trust's distributor, unless otherwise permitted by applicable law. The voting rights with respect to loaned securities may pass with the lending of the securities, but the Board of Trustees (the "Board") is entitled to call loaned securities to vote proxies, or otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan, when the Board believes it necessary to vote.

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    There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.


    ILLIQUID INVESTMENTS. Subject to the limitations described below, each of the Portfolios may acquire investments that are illiquid or have limited liquidity, such as investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment in any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

    Each of the Portfolios also may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

    As a diversified investment company, each Portfolio is subject to the following fundamental limitations with respect to 75% of its assets: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of a Portfolio's assets not subject to the limitations described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.


    JPMORGAN BOND PORTFOLIO. JPMorgan Bond Portfolio invests principally in a diversified portfolio of "high quality" and "investment grade" securities as described in Appendix A. Investment grade debt is rated, on the date of investment, within the four highest rating categories of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or Fitch Ratings ("Fitch") or the equivalent by another national rating organization. High grade debt is rated on the date of the investment within the three highest of such categories. The Portfolio also may invest up to 25% of its total assets in securities which are below investment grade, commonly known as "junk bonds". The Portfolio may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable if, in the Adviser's opinion, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have received a short term rating of investment grade or better (currently Prime-3) or higher by Moody's or A-3 or higher by Standard & Poor's, or the equivalent by another NRSRO or the issuer's parent corporation, if any, must have outstanding debt rated BBB- or above.



    JPMORGAN U.S. LARGE CAP CORE EQUITY, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS. JPMorgan U.S. Large Cap Core Equity, Small Company and International Opportunities Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's, Standard & Poor's or the equivalent by another NRSRO or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-l by Moody's, A-1 by Standard & Poor's, F-1 by Fitch or the equivalent by another NRSRO, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be in the rating category A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.


    In determining the suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions such as comparability to other issuers.

                        OPTIONS AND FUTURES TRANSACTIONS

    GENERAL. JPMorgan Bond Portfolio may (a) purchase and sell exchange traded and OTC put and call options on fixed income securities and indices of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indices of fixed income securities and (c) purchase and sell put and call options on futures contracts on fixed income securities and indices of fixed income securities.


    JPMorgan U.S. Large Cap Core Equity, Small Company and International Opportunities Portfolios may (a) purchase and sell exchange traded and OTC put and call options on equity securities and indices of equity securities,
(b) purchase and sell futures contracts on indices of equity securities, and
(c) purchase and sell put and call options on futures contracts on indices of equity securities.


    Each of these Portfolios may use futures contracts and options for hedging and risk management purposes. See "RISK MANAGEMENT." None of the Portfolios may use futures contracts and options for speculation.

    Each of these Portfolios may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with a Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

    No Portfolio may purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net assets of such Portfolio.

    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

    The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. However, if the market is not liquid for a put option the Portfolio has written, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

    If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing and holding the underlying instrument directly, because the premium received for writing the option should offset a portion of the decline.

    Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

    OPTIONS ON INDICES. Each Portfolio that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

    For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

    FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

    When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

    The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Portfolio.

    Each Portfolio will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

    OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase put and call options and sell (i.e., write) covered put and call options on futures contracts.

    Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

    The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.

    COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.

    For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

    Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions also could be impaired.

    POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

    ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although none of the Portfolios will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. Each Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed.

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Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                RISK MANAGEMENT

    The Portfolios may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Portfolio to purchase futures contracts on long-term debt securities. Similarly, if the Adviser wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase future contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                            INVESTMENT RESTRICTIONS

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to each Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, no Portfolio may:

        (1) Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
        (2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and
    (ii) enter into reverse repurchase agreements for any purpose; provided that
    (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;
        (3) With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer or
    (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to U.S. Government securities (as defined in the 1940 Act);
        (4) Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;
        (5) Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;
        (6) Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

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        (7)  Underwrite securities of other issuers, except to the extent the
    Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or
        (8) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--The investment restrictions that follow are not fundamental policies of the respective Portfolios and may be changed by the Board.

    JPMORGAN BOND, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS may not:

        (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;
        (ii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase)if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;
        (iii) Acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;
        (iv) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;
        (v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its Staff. Transactions in futures contracts and options shall not constitute selling securities short;
        (vi) Purchase securities on margin, but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions;
        (vii) Purchase securities of any issuer if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer of the Adviser, would after the Portfolio's purchase of the securities of such issuer, individually own more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially would own more than 5% of such securities, all taken at market; or
        (viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.


    JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO may not:


        (i) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in investments which are illiquid;
        (ii) Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        (iii) Acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

                                    TRUSTEES

    The Trustees of the Trust are responsible for the management and supervision of each Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

J.P. Morgan Investment Management Inc.............  Investment Adviser
J.P. Morgan Fund Distributors, Inc................  Distributor
JPMorgan Chase Bank...............................  Administrator
JPMorgan Chase Bank...............................  Custodian

    The names of the Trustees of the Portfolios, together with information regarding their dates of birth ("DOB"), positions with the Portfolios, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.


    The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Funds complex.


                                              POSITION(S)
                                               HELD WITH                        TERM OF                        PRINCIPAL
                                                JPMORGAN                       OFFICE AND                    OCCUPATION(S)
          NAME, ADDRESS,                         FUNDS                         LENGTH OF                         DURING
              AND DOB                          COMPLEX(1)                     TIME SERVED                     PAST 5 YEARS
-----------------------------------  ------------------------------  ------------------------------  ------------------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                     Trustee                         since 2002                      Substitute Teacher; formerly
703 Delgado Drive                                                                                    Executive Vice President and
Palatine, Illinois 60074                                                                             Chief Financial Officer,
(2/18/56)                                                                                            Galileo International Inc.
John R. Rettberg                     Trustee                         5 years                         Retired; formerly Corporate
42 Belcourt                                                                                          Vice President and Treasurer,
Newport Beach, CA 92660                                                                              Northrop Grumman Corporation
(9/1/37)
John F. Ruffle                       Trustee                         5 years                         Retired; formerly Director and
Pleasantville Road                                                                                   Vice Chairman, J.P. Morgan
New Vernon, NJ 07976                                                                                 Chase & Co.
(3/28/37)
Kenneth Whipple, Jr.                 Trustee                         5 years                         Chairman and CEO, CMS Energy
1115 Country Club Drive                                                                              Corp; formerly Executive Vice
Bloomfield Hills, MI 48304                                                                           President, Ford Motor Company;
(9/28/34)                                                                                            President, Ford Financial
                                                                                                     Services; Chairman, Ford Motor
                                                                                                     Credit Company

                                          NUMBER OF               OTHER
                                          PORTFOLIOS          DIRECTORSHIPS
                                         IN JPMORGAN           HELD OUTSIDE
                                       FUND COMPLEX(1)           JPMORGAN
          NAME, ADDRESS,                 OVERSEEN BY              FUNDS
              AND DOB                      TRUSTEE               COMPLEX
-----------------------------------  --------------------  --------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                              7            None
703 Delgado Drive
Palatine, Illinois 60074
(2/18/56)
John R. Rettberg                              7            Director of
42 Belcourt                                                Enalasys, Pepperdine
Newport Beach, CA 92660                                    University, VariLite
(9/1/37)                                                   International
                                                           Corporation and
                                                           other funds managed
                                                           by J.P. Morgan
                                                           Investment
                                                           Management Inc.
                                                           ("JPMIM") or its
                                                           affiliates
John F. Ruffle                                7            Trustee of Johns
Pleasantville Road                                         Hopkins University,
New Vernon, NJ 07976                                       Director of
(3/28/37)                                                  Bethlehem Steel,
                                                           American Shared
                                                           Hospital Services
                                                           and other funds
                                                           managed by JPMIM or
                                                           its affiliates
Kenneth Whipple, Jr.                          7            Director of CMS
1115 Country Club Drive                                    Energy Corporation
Bloomfield Hills, MI 48304                                 and Consumers Energy
(9/28/34)                                                  Company, Galileo
                                                           International,
                                                           Associates First
                                                           Capital and other
                                                           funds managed by
                                                           JPMIM or its
                                                           affiliates



(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 Portfolios as of March 31, 2003.

   The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2002, in each Portfolio that the Trustee oversees and each Trustee's aggregate ownership in any Portfolios that the Trustee oversees in the JPMorgan Funds complex:



                                                                                           AGGREGATE DOLLAR RANGE OF
                                                   DOLLAR RANGE OF EQUITY                EQUITY SECURITIES IN JPMORGAN
NAME OF TRUSTEE                                 SECURITIES IN THE PORTFOLIOS                     FUNDS COMPLEX
---------------                           ----------------------------------------  ----------------------------------------
John N. Bell                                                none                                      none
John R. Rettberg                                            none                                      none
John R. Ruffle                                              none                                      none
Kenneth Whipple, Jr.                                        none                                      none
Cheryl Ballenger                                            none                                      none



    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has an Audit Committee. Each of the Trustees serves as a member of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the year ended December 31, 2002.



    The Trust currently pays each Trustee, except John Bell and Cheryl Ballenger, an annual retainer of $20,000 and reimburses them for their related expenses. The aggregate amount of compensation paid to each Trustee by the Portfolios and the Trust for the fiscal year ended December 31, 2002 was as follows:



                AGGREGATE TRUSTEE COMPENSATION PAID DURING 2002



                                                          U.S. LARGE CAP CORE
                                          BOND PORTFOLIO   EQUITY PORTFOLIO
                                          --------------  -------------------
John N. Bell............................      $3,873            $2,861
John R. Rettberg........................      $8,143            $5,094
John F. Ruffle..........................      $8,143            $5,094
Kenneth Whipple, Jr.....................      $8,143            $5,094
Cheryl Ballenger........................      $3,048            $1,357



                                                                   INTERNATIONAL OPPORTUNITIES
                                          SMALL COMPANY PORTFOLIO           PORTFOLIO
                                          -----------------------  ---------------------------
John N. Bell............................          $2,014                     $1,114
John R. Rettberg........................          $4,118                     $2,155
John F. Ruffle..........................          $4,118                     $2,155
Kenneth Whipple, Jr.....................          $4,118                     $2,155
Cheryl Ballenger........................          $1,347                     $  646



                                                                   TOTAL COMPENSATION PAID
                                          COMPENSATION FROM TRUST   FROM "FUND COMPLEX"(1)
                                          -----------------------  ------------------------
John N. Bell............................          $10,000                  $10,000
John R. Rettberg........................          $20,000                  $20,000
John F. Ruffle..........................          $20,000                  $20,000
Kenneth Whipple, Jr.....................          $20,000                  $20,000
Cheryl Ballenger........................          $ 6,667                  $ 6,667



(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 Portfolios as of March 31, 2003.

   No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

    No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

-  the Trust;
-  an officer of the Trust;

- an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;


- an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;

-  the Adviser or the principal underwriter of the Trust,
-  an officer of the Adviser or the principal underwriter of the Trust;
- a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                    OFFICERS


    The Portfolios' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolios. The Portfolios have no employees. The officers hold office until a successor has been elected and duly qualified.



    The officers of the Portfolios, together with information regarding their DOB, positions held with the Portfolios, principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
George Gatch (12/21/1962),           Managing Director, J.P. Morgan
President (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial
                                     Intermediaries Business
                                     ("FFI"); he has held numerous
                                     positions throughout the firm
                                     in business management,
                                     marketing and sales.

David Wezdenko (10/02/1963),         Managing Director, J.P. Morgan
Treasurer (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Operating Officer for FFI
                                     Business; since joining J.P.
                                     Morgan Chase in 1996, he has
                                     held numerous financial and
                                     operations related positions
                                     supporting the J.P. Morgan
                                     pooling funds business.

Sharon Weinberg (06/15/1959),        Managing Director, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     Business and Product Strategy
                                     for FFI; since joining J.P.
                                     Morgan Chase in 1996, she has
                                     held numerous positions
                                     throughout the asset
                                     management business in mutual
                                     funds marketing, legal and
                                     product development.

            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
Michael Moran (07/14/1969),          Vice President, J.P. Morgan
Vice President and Assistant         Investment Management Inc. and
Treasurer (2001)                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Financial Officer of FFI

Stephen Ungerman (06/02/1953),       Vice President, J.P. Morgan
Vice President and Assistant (2001)  Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     the Fund Service Group within
                                     Fund Administration; prior to
                                     joining J.P. Morgan Chase in
                                     2000, he held a number of
                                     senior management positions in
                                     Prudential Insurance Co. of
                                     America's asset management
                                     business, including Assistant
                                     General Counsel, Tax Director,
                                     and Co-head of Fund
                                     Administration Department;
                                     Mr. Ungerman was also the
                                     Assistant Treasurer of all
                                     mutual funds managed by
                                     Prudential.

Judy R. Bartlett (05/29/1965),       Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc., since
                                     September 2000; from August
                                     1998 through August 2000, Ms.
                                     Bartlett was an attorney at
                                     New York Life Insurance
                                     Company where she served as
                                     Assistant Secretary for the
                                     Mainstay Funds; from October
                                     1995 through July 1998,
                                     Ms. Bartlett was an associate
                                     at the law firm of Willkie
                                     Farr & Gallagher.

Joseph J. Bertini (11/04/1965),      Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; prior
                                     to October of 1997, he was an
                                     attorney in the Mutual Fund
                                     Group at SunAmerica Asset
                                     Management Inc.

Thomas J. Smith (06/24/1955)         Managing Director, Head of
Vice President and Secretary (2002)  Compliance for J.P. Morgan
                                     Chase & Co.'s asset management
                                     business in the Americas. An
                                     employee since 1996, he
                                     previously worked in the
                                     Investment Management - Risk
                                     Management/Compliance Group
                                     for the Chase Manhattan
                                     Assistant Corporation

Paul M. DeRusso (12/03/1954),        Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Manager
                                     of the Budgeting and Expense
                                     Group of Funds Administration
                                     Group.

Lai Ming Fung (09/08/1974),          Associate, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Budgeting Analyst for the
                                     Budgeting and Expense Group of
                                     Funds Administration Group.

Mary Squires (01/08/1955),           Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Ms. Squires has held numerous
                                     financial and operations
                                     positions supporting the J.P.
                                     Morgan Chase organization
                                     complex.

Nimish S. Bhatt (06/06/1963),        Senior Vice President of the
Assistant Treasurer (2001)*          Fund Administration and
                                     Financial Services of BISYS
                                     Investment Services, Inc.,
                                     since November 2000; various
                                     positions held within BISYS
                                     since 1996, including Vice
                                     President and Director of
                                     International Operation, Vice
                                     President of Financial
                                     Administration and Vice
                                     President of Tax.

Arthur A. Jensen (09/28/1966),       Vice President of Financial
Assistant Treasurer (2001)*          Services of BISYS Investment
                                     Services, Inc., since June
                                     2001; formerly Section Manager
                                     at Northern Trust Company and
                                     Accounting Supervisor at
                                     Allstate Insurance Company.

Martin R. Dean (11/27/1963),         Vice President of
Assistant Treasurer (2001)*          Administration Services of
                                     BISYS Investment Services,
                                     Inc.

            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
      THE PORTFOLIOS (SINCE)              DURING PAST 5 YEARS
-----------------------------------  ------------------------------
Alaina Metz (04/07/1967),            Chief Administrative Officer
Assistant Secretary (2001)*          of BISYS Fund Services, Inc.;
                                     formerly, Supervisor of the
                                     Blue Sky Department of
                                     Alliance Capital Management
                                     L.P.
Lisa Hurley (05/29/1955),            Executive Vice President and
Assistant Secretary (2001)**         General Counsel of BISYS Fund
                                     Services, Inc.; formerly
                                     Counsel to Moore Capital
                                     Management and General Counsel
                                     to Global Asset Management and
                                     Northstar Investments
                                     Management.


  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.


   As of March 1, 2003, the officers and Trustees as a group owned less than 1% of the shares of each Portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                         INVESTMENT ADVISORY AGREEMENT

    The Trust has entered into an Investment Advisory Agreement with Morgan with respect to each of the Portfolios pursuant to an Investment Advisory Agreement Dated as of January 1, 1997. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Morgan is located at 522 Fifth Avenue, New York, New York 10036.

    The Investment Advisory Agreement provides that Morgan, subject to control and review by the Board, is responsible for the overall management and supervision of each Portfolio. Morgan makes each Portfolio's day-to-day investment decisions to buy, sell or hold any particular security or other instrument.

    J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through Morgan and its other subsidiaries, offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients.

    JPMorgan Chase Bank, an affiliate of the Adviser and a wholly owned subsidiary of J.P. Morgan Chase, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member of the Federal Reserve System. Under separate agreements, JPMorgan Chase Bank also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. JPMorgan Chase Bank is located at 60 Wall Street, New York, New York 10260.

    Morgan and its affiliates provide investment advice to other clients, including, but not limited to, mutual funds, individuals, pension funds and other institutional investors. Some of the advisory accounts of Morgan and its affiliates may have investment objectives and investment programs similar to those of the Portfolios. Accordingly, occasions may arise when securities that are held by other advisory accounts, or that are currently being purchased or sold for other advisory accounts, are also being selected for purchase or sale for a Portfolio. It is the practice of Morgan and its affiliates to allocate such purchases or sales insofar as feasible among their several clients in a manner they deem equitable, to all accounts involved. While in some cases this procedure may adversely affect the price or number of shares involved in the Trust's transaction, it is believed that the equitable allocation of purchases and sales generally contributes to better overall execution of the Trust's portfolio transactions. It also is the policy of Morgan and its affiliates not to favor any one account over the other.

    As compensation for Morgan's services under the Investment Advisory Agreement, the Trust has agreed to pay Morgan a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:


Bond Portfolio....................................   0.30%
U.S. Large Cap Core Equity Portfolio..............   0.35%
Small Company Portfolio...........................   0.60%
International Opportunities Portfolio.............   0.60%


    The table below sets forth for each Portfolio listed the advisory fees paid to the Adviser for the fiscal period indicated. See the Trust's financial statements, which are incorporated herein by reference. (amounts in thousands):


                                      FISCAL YEARS ENDING DECEMBER 31,
                                     ----------------------------------
                                        2000        2001        2002
                                     ----------  ----------  ----------
Bond Portfolio.....................     $213        $261        $268
U.S. Large Cap Core Equity
  Portfolio........................     $168        $206        $181
Small Company Portfolio............     $166        $211        $264
International Opportunities
  Portfolio........................     $154        $158        $136



    The Investment Advisory Agreement was last approved by the Board on December 3, 2002. The Agreement will remain in effect as to the applicable Portfolio for two years from the date of the Agreement and thereafter from year to year with respect to each such Portfolio, if approved annually (1) by the Board or by a majority of the outstanding shares of the Portfolio, and (2) by a majority of members of the Board who are not interested persons, within the meaning of the 1940 Act, of any party to such Agreement. The Agreement is not assignable and may be terminated without penalty, with respect to any Portfolio, by vote of a majority of the Trust's Trustees or by the requisite vote of the shareholders of that Portfolio on 60 days' written notice to Morgan, or by Morgan on 90 days' written notice to the Trust. See "SHARES OF BENEFICIAL INTEREST."


                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Portfolios' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the advisory agreement for the Portfolios.

    As part of its review of the investment advisory arrangements for the Portfolios, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Portfolios, its performance against peer(s) and benchmark(s) and analyses by the Adviser of the Portfolio's performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Portfolios. The Adviser also periodically provides comparative information regarding the Portfolios' expense ratio and those of the peer group. In preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of the Portfolios' legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Portfolios. In addition, the Trustees met with members of the Adviser's senior management team who confirmed the Adviser's commitment to the Portfolios.

    In approving the Investment Advisory Agreement, the Board of Trustees of the Portfolios considered the nature, quality and scope of the operations and services provided by the Adviser to each Portfolio, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other mutual funds with similar investment objectives and policies. The Portfolios' Board of Trustees compared the terms of each Portfolio's advisory arrangements and similar arrangements by other mutual funds. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Portfolio. Specifically, the Adviser reports to the Board the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Portfolio, and receive fees from each Portfolio for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with each Portfolio. Profitability information is not audited and represents the Adviser's determination of its and its affiliates' revenues from the contractual services provided to each Portfolio, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Portfolio relative to its peer group. The Board of Trustees also considered the performance of each Portfolio and the intention of the Adviser with regard to management of each Portfolio, including the commitment of the Adviser to provide high quality services to each Portfolio, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Portfolio.

    In reaching their decision to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Portfolio concluded that the current advisory agreement enabled the Portfolio to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Portfolio and its shareholders.

                       ADMINISTRATIVE SERVICES AGREEMENT

    The Trust has entered into an Administrative Services Agreement with JPMorgan Chase Bank, an affiliate of Morgan, effective January 1, 1997, as amended December 6, 2000, May 16, 2001 and December 5, 2001. Pursuant to the Administrative Services Agreement, JPMorgan Chase Bank provides or arranges for the provision of certain financial and administrative services and oversees fund accounting for the Trust. The services to be provided by JPMorgan Chase Bank under the Administrative Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, JPMorgan Chase Bank is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's co-administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of preparing, printing and mailing prospectuses reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws.


    For providing its services under the Administrative Services Agreement, JPMorgan Chase Bank receives monthly compensation from the Trust at annual rates computed as described under "MANAGEMENT AND ADMINISTRATION" in the Prospectuses. However, the Administrative Services Agreement, as amended on December 5, 2001, also provides that, as to each Portfolio, until December 31, 2003, the aggregate fees, expressed in dollars, payable by such Portfolio under the Administrative Services Agreement and the Investment Advisory Agreement will not exceed the expenses (excluding extraordinary expenses) that would have been payable by such Portfolio assuming (i) the Prior Management Agreement described in the next paragraph remained in effect in accordance with its terms, (ii) the asset levels were the same during the relevant periods, (iii) no effect was given to the voluntary expense reimbursement arrangements or other limitation on expenses under such prior agreement and (iv) the expenses the Portfolio would have been charged were adjusted to render comparable the extent and level of services provided under the Prior Management Agreement, on the one hand, and the Administrative Services Agreement and Investment Advisory Agreement, on the other.



    From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment")served as each Portfolio's investment manager (the "Prior Management Agreement"),and Morgan Guaranty, a predecessor to JPMorgan Chase Bank, served as sub-investment adviser. The compensation to Morgan Guaranty, as sub-investment adviser, was paid directly from the investment management fees paid by the Trust to Chubb Investment. For the fiscal year ended December 31, 1996, all investment management fee rates payable to Chubb Investment pursuant to the Prior Management Agreement totaled 0.50%, 0.60%, 0.80% and 0.80% of average daily net assets for JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio (formerly known as U.S.

Disciplined Equity Portfolio), JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio, respectively. Pursuant to the Prior Management Agreement, certain fees and expenses were reimbursed, the ratio of operating expenses to average net assets for the fiscal year ended December 31, 1996 was 0.75%, 0.90%, 1.15% and 1.20% for JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio, respectively.



    Pursuant to the Administrative Services Agreement, as amended, for the periods indicated in the table below, JPMorgan reimbursed the Portfolios for expenses or was paid fees by the Portfolios under this agreement as follows (amounts in thousands):



                                  REIMBURSEMENT
                           FISCAL YEARS ENDING DECEMBER                 PAID
                                       31,                FISCAL YEARS ENDING DECEMBER 31,
                           ----------------------------  ----------------------------------
                             2000      2001      2002       2000        2001        2002
                           --------  --------  --------  ----------  ----------  ----------
Bond Portfolio...........     N/A       N/A       N/A         $1        $208        $109
International
  Opportunities
  Portfolio..............    $137       $51       $73        N/A         N/A         N/A
Small Company
  Portfolio..............    $ 48       N/A       $ 6        N/A        $ 34         N/A
U.S. Large Cap Core
  Equity Portfolio.......     N/A       N/A       N/A         --        $103        $ 19


@ Amount rounds to less than one thousand

    The Administrative Services Agreement may be amended only by mutual written consent.


    The Administrative Services Agreement was last approved by the Board on December 3, 2002. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by JPMorgan on not more than 60 days' nor less than 30 days' written notice to the other party.


    JPMorgan may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolios' sub-administrator.

    Under a former Co-Administration Agreement with the Trust and the Portfolios dated January 1, 1997, Funds Distributor, Inc. ("FDI") served as the Trust's and the Portfolios' Co-administrator. FDI served as Co-administrator under such agreement until its termination on May 1, 2001.


    For its services under the Co-Administration Agreement, each Portfolio had agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Portfolio was based on the ratio of its net assets to the aggregate net assets of the Trust and other investment companies subject to similar agreements with FDI.



    For the fiscal periods indicated in the table below, the fees for these services amounted to the following (amounts in thousands):



                                          FISCAL YEARS ENDING
                                             DECEMBER 31,
                                          -------------------
                                            2000      2001*
                                          --------  ---------
Bond Portfolio..........................    $456       $306
U.S. Large Cap Core Equity Portfolio....    $161       $ 93
Small Company Portfolio.................    $173       $121
International Opportunities Portfolio...    $298       $196


  *  Amounts are through 4/30/01, termination of the contract.

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios. Prior to fiscal year 1997, Ernst & Young LLP had served as the independent accountants of the Trust.

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. ("JPFD") serves as the Trust's distributor and holds itself available to receive purchase orders for each of the Portfolio's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's distributor.

    The Distribution Agreement shall continue in effect with respect to each of the Portfolios for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of the Americas, New York, NY 10036.

                                   CUSTODIAN


    Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, dated September 7, 2001, JPMorgan Chase Bank serves as the Portfolios' custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser to the Portfolios.



    For fund accounting services, each Portfolio pays to JPMorgan Chase Bank the higher of a) its pro rata share of an annual complex-wide charge on average daily net assets of all U.S. equity funds of 0.012% on the first $10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000. In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.



    For fund accounting services, each Portfolio pays to JPMorgan Chase Bank the higher of a) fees equal to its pro rata share of an annual complex-wide charge on average daily net assets of all international funds of 0.03% of the first
$10 billion and 0.025% for such assets over $10 billion, or the applicable per account minimum charge. The minimum total annual fund accounting charge per international fund is $55,000.



    For custodian services, each Portfolio pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).



    JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.


                                 TRANSFER AGENT

    DST Systems Inc. ("DST"), 1055 Broadway, Kansas City, Missouri 64105, serves as the Portfolios' transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                              PAYMENT OF EXPENSES


    JPMorgan Chase Bank is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectuses under the heading "MANAGEMENT AND ADMINISTRATION." The Trust is responsible for Morgan's fees as investment adviser pursuant to the Investment Advisory Agreement and for JPMorgan Chase Bank's fees for its services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the custodian or the transfer agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

    Under the Investment Advisory Agreement, Morgan has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.


    Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.


    Insofar as known to management, no trustee, director or officer of the Trust, Morgan or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

    Under the Investment Advisory Agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Portfolios. In assessing the best overall terms available for any transaction, the adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for any Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to any Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser to a Portfolio normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolios by the Adviser. At present, no other recapture arrangements are in effect.


    Under the Investment Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolios and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Portfolios in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Portfolios. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolios and their reasonableness in relation to the benefits to the Portfolios. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreements.



    The advisory fees that the Portfolios pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the portfolios' transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Portfolios. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staff.



    In certain instances, there may be securities that are suitable for one or more of the Portfolios as well as one or more of the Adviser's other clients. Investment decisions for the Portfolios and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or the Portfolio or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of the Portfolios to participate in volume transactions will generally produce better executions for the Portfolios.



    Each Portfolio expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Portfolio and any other investment company having the same investment adviser, and that no shares will be purchased from the distributor or any of its affiliates.


    No portfolio transactions are executed with the Adviser or Administrator, or with any affiliate of the Adviser or Administrator, acting either as principal or as broker.


    The SEC has granted an exemptive order permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions.


    If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

    For the years ended December 31, 2000, 2001 and 2002, the Trust paid in the aggregate $170,285, $206,000 and $326,875, respectively, as brokerage commissions. No commissions were allocated for research.


                         SHARES OF BENEFICIAL INTEREST


    The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: JPMorgan Bond Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.


    The assets received by the Trust for the issuance or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each Portfolio. They constitute the underlying assets of each Portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such Portfolio. Any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared with respect to such Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    The shares of each Portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

                                CODES OF ETHICS


    The Trust, the Adviser and JPFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolios. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.


                                 VOTING RIGHTS

    In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.

    The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan.

                       OFFERING AND REDEMPTION OF SHARES

    The Trust offers shares of each Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Portfolio's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."

    The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to each Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

    Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate these portfolio securities.

    The right to redeem shares or to receive payment with respect to any redemption of shares of any Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

    Each of the Portfolios computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolios' business days.

    The net asset value per share of each Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                     TAXES


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, the Trust intends that each Portfolio will remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In additional to satisfying the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.



    Each Portfolio must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, (1) 50% or more of the value of the Portfolio's assets is represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of its assets is invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.



    If for any year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the Participating Insurance Companies and Eligible Plans as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

    FEDERAL TAX MATTERS. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the federal income tax consequences to such holders of an investment in the Portfolios.



    Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences of investing in the Portfolios.


                       PERFORMANCE AND YIELD INFORMATION

                          NON-MONEY MARKET PORTFOLIOS

    This yield figure represents the net annualized yield based on a specified 30-day (or one month) period assuming semi-annual reinvestment and compounding of income. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:

    Yield = 2 [(A - B + 1)TO THE POWER OF 6 - 1]
                -----
                 CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.

    The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

    P (1 + T)TO THE POWER OF n = ERV

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $10,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $10,000, and where N equals the number of years.


    From time to time, in reports and sales literature: (1) each Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the S&P 500 Index and Dow Jones Industrial Average so that, as applicable, an investor may compare that Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information; (iii) indexes of stocks comparable to those in which the particular Portfolio invests; (2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of each Portfolio or the general economic, business, investment, or financial environment in which each Portfolio operates; and (4) the effect of tax-deferred compounding on the particular Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the particular Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return.

Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.


    The performance of the Portfolios may be compared, for example, to the record of the Salomon Investment Grade Bond Index, S&P 500 Index, the Russell 2000-Registered Trademark-, the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, the Morgan Stanley Capital International
(MSCI) All Country World ex-U.S. Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 80% of the market capitalization of the U.S. Equity market. The Russell 2000-Registered Trademark- Small Stock Index is designed to be a comprehensive representation of the U.S. small cap equity market. It is composed of 2,000 issues of smaller domestic stocks which represent nearly 7% of U.S. market capitalization. In general, the securities comprising the Russell 2000-Registered Trademark- are more growth oriented and have a somewhat higher volatility than those in the S&P 500 Index. The EAFE Index is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe Australasia and the Far East. The MSCI All Country World ex-U.S. Index which is an unmanaged index that measures developed and emerging foreign stock market performance is the new benchmark for the J.P. Morgan International Opportunities Portfolio.

    The total returns of all of these indices will show the changes in prices for the stocks in each index. All indices include the reinvestment of all capital gains distributions and dividends paid by the stocks in each database. Tax consequences will not be included in such illustration, nor will brokerage or other fees or expenses of investing be reflected in the NASDAQ Composite, S&P 500, EAFE Index and Russell 2000-Registered Trademark-.


    Below is set forth historical return information for each of the Portfolios for the periods ended December 31, 2002:


                          AVERAGE ANNUAL TOTAL RETURNS


                                     FISCAL YEARS ENDING 12/31/02
                                ---------------------------------------
                                                              DATE OF
                                                   SINCE       FUND
                                1 YEAR  5 YEARS  INCEPTION   INCEPTION
                                ------  -------  ---------  -----------
Bond Portfolio................    8.80%   6.57%      7.58%    1/3/1995
U.S. Large Cap Core Equity
  Portfolio...................  (24.62%)  (2.88%)     7.53%   1/3/1995
Small Company Portfolio.......  (21.65%)  (2.71%)     7.08%   1/3/1995
International Opportunities
  Portfolio...................  (18.31%)  (4.47%)     0.81%   1/3/1995


                            DELAWARE BUSINESS TRUST

    The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which each Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

    The Trust provides for the establishment of designated series of beneficial interests (the Portfolios) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

    As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolios; and (iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. At such time, the trustees then in office will call a shareholder meeting for the election of trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


    As of March 1, 2003, except as noted below, no one of record, or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the Trust.


    Chubb Life's ownership of more than 25% of the shares of each of the Trust's Portfolios, except the JPMorgan Mid Cap Growth Portfolio, may result in Chubb Life being deemed to be a controlling entity of such Portfolios.

                              FINANCIAL STATEMENTS

    The financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JPMorgan Funds Services at (800) 221-7930.


                                        DATE OF     DATE ANNUAL
NAME OF FUND                         ANNUAL REPORT  REPORT FILED     ACCESSION NUMBER
------------                         -------------  ------------  ----------------------
Bond Portfolio.....................      12/31/02       2/27/03    0001047469-03-007139
U.S. Large Cap Core Equity
  Portfolio........................      12/31/02       2/27/03    0001047469-03-007139
Small Company Portfolio............      12/31/02       2/27/03    0001047469-03-007139
International Opportunities
  Portfolio........................      12/31/02       2/27/03    0001047469-03-007139


                             ADDITIONAL INFORMATION

    The Annual Report containing financial statements of the Trust will be sent to all Trust shareholders.

                                   APPENDIX A
                        DESCRIPTION OF SECURITY RATINGS

                               STANDARD & POOR'S
                         CORPORATE AND MUNICIPAL BONDS

AAA Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
     Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
D Bonds rated D are in default, and payment of interest and/or repayment of principal are in arrears.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                                COMMERCIAL PAPER

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
A-2 This designation indicates that the degree of safety regarding timely payment is satisfactory.
A-3 This designation indicates that the degree of safety regarding timely payment is adequate.

                          SHORT-TERM TAX-EXEMPT NOTES

    Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                                    MOODY'S
                         CORPORATE AND MUNICIPAL BONDS

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
     Uncertainty of position characterizes bonds in this class.
B    Bonds which are rated B generally lack
     characteristics of the desirable investment.
     Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa  Bonds which are rated Caa are of poor standing.
     Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
         Prime-1 repayment capacity will normally be evidenced by the following characteristics:
         - Leading market positions in well established industries.
         - High rates of return on funds employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

PART C

                                OTHER INFORMATION

Item 23.          Exhibits

 (a)(1) Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

 (a)(2) Amendment #1 to Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No.
0001042058-98-000060).

(a)(3) Amendment #2 to Agreement and Declaration of Trust, incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

   (b) By- Laws. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

  (c) N/A

  (d) Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(d) (1) Form of Investment Advisory Agreement between JPM Series Trust II and Robert Fleming Inc. on behalf of the Mid Cap Value Portfolio. Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 15, 2001. (Accession No. 0000912057-01-529397).

(e) Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(e)(1) Distribution Agreement between JPM Series Trust II and J.P. Morgan Fund Distributors, Inc. ("JPMFD"). Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

(f)  N/A

(g)(1) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(g)(2) Custodian Contract between JPM Series Trust II and Bank of New York ("BONY"). Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000. (Accession No. 000101041455-00-000083).

(g)(3) Form of Custodian Contract between JPM Series Trust II and JPMorgan Chase Bank ("Bank") filed with the Commission on March 28, 2002. (Accession No. 0000912057-02-012226).

(h)(1) Transfer Agency and Service Agreement between JPM Series Trust II and State Street. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h)(2) Transfer Agency and Service Agreement between JPM Series Trust II and DST Systems, Inc. ("DST"). Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(h)(3) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h) (4) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York, as amended May 16, 2001. Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(h)(5) Co-Administration Agreement between JPM Series Trust II and FDI. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h)(6) Form of Fund Participation Agreement. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(i) N/A

(j) Consent of independent public accountants, filed herewith.

(k) N/A

(l) Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America. Incorporated by reference post-effective amendment number 1 to the Registration statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

(n) N/A

(p)(1) Codes of Ethics for J.P. Morgan Series Trust II, incorporated herein by reference to Post-Effective Amendment No 11 to the Registration Statement filed on April 3, 2000(Accession Number 0001041455-00-000084).

(p)(2) Codes of Ethics for J.P. Morgan Investment Management Inc. and for Funds Distributor, Inc. incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement filed on April 4, 2000(Accession Number 0001041455-00-000087).

(p)(3) Amended Code of Ethics for J.P. Morgan Investment Management Inc. incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement filed on March 30, 2001 (Accession Number
0000912057-01-505852).

(p)(4) Codes of Ethics for Robert Fleming, Inc. (the "Adviser"). Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(p)(5) Codes of Ethics for J.P. Morgan Fund Distributors, Inc. (the
"Distributor")


OTHER EXHIBITS
(a)Powers of attorney. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No. 0001042058-98-000060).

(a)(1)Powers of attorney. Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).


(a)(2)Powers of Attorney for: Cheryl Ballenger, filed herewith.




     Item 24. Persons Controlled by or under Common Control with Registrant Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policy owners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies, which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries.

Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.

Item 25.  Indemnification

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the

Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan J.P. Morgan Investment Management Inc is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Investment Management Inc (File No. 801-21011)

The business of Robert Fleming, Inc. is summarized in the Prospectus ( Mid Cap Value) constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of Robert Fleming, Inc. is currently listed in the investment adviser registration on Form ADV for Robert Fleming, Inc. (File No. 801-26297).

Robert Fleming, Inc. also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

To the knowledge of the Registrant, none of the directors or executive officers of Robert Fleming, Inc., an indirect subsidiary of J.P. Morgan Chase & Co. is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Robert Fleming, Inc. also hold various positions with, and engage in business for, J.P. Morgan Chase & Co.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

J.P. Morgan Fund Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust

Mutual Fund Variable Annuity Trust
J.P. Morgan Value Opportunities Fund, Inc.
J.P. Morgan Fleming Series Trust
J.P. Morgan Mutual Fund Series


(b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.


Name and Address           Position and Offices           Position and Offices
                           with Distributor               with Registrant
----------------           --------------------           --------------------
Lynn J. Mangum               Director                             None
90 Park Ave.
New York, NY 10016

Charles Linn Booth           Vice President/Assistant             None
3435 Stelzer Road            Compliance Officer
Columbus, OH 43219

Dennis Sheehan               Director/Treasurer                   None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                Secretary                            None
90 Park Ave.
New York, NY 10016

Edward S. Forman             Assistant Secretary                  None
90 Park Ave.
New York, NY 10016

Olu T. Lawal                 Financial Operations                 None
90 Park Ave.                 Officer
New York, NY 10016

Richard F. Froio             Chief Compliance Officer             None
60 State Street
Boston, MA 02109

William J. Tomko             President                            None
3435 Stelzer Road
Columbus, OH 43219


(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of:


J.P. Morgan Investment Management Inc.:
522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor).

J.P. Morgan Fleming Asset Management (London) Limited: 20 Finsbury Street, London England ECZY9AQ (relating to its functions as sub-advisor).






J.P. Morgan Fund Distributors, Inc.: 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

JP Morgan Chase Bank: 3 Metrotech Center, Brooklyn, New York 11245 (records relating to its functions as Custodian and Administrator).


ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on the 31st day of March, 2003.

                                           J.P. MORGAN SERIES TRUST II

                                           /s/ George Gatch
                                              ----------------------
                                           George Gatch
                                           President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of March, 2003


                                           /s/ David Wezdenko
                                              ----------------------
                                           David Wezdenko
                                           Treasurer


SIGNATURE                            TITLE                       DATE
---------                            -----                       ----
CHERYL BALLENGER*                   Trustee                   03/28/2003
Cheryl Ballenger

JOHN R. RETTBERG*                   Trustee                   03/28/2003
John R. Rettberg

JOHN F. RUFFLE*                     Trustee                   03/28/2003
John F. Ruffle

KENNETH WHIPPLE, JR.*               Trustee                   03/28/2003
Kenneth Whipple, Jr.



                            *By /s/ David Wezdenko
                                ------------------
                                David Wezdenko
                                Treasurer and Attorney-in-Fact

                                INDEX OF EXHIBITS


Ex-99(a) Powers of Attorney for Cheryl Ballenger.

Ex-99(j) Consent of PricewaterhouseCoopers LLP.